[LOGO]
   USAA(R)

   USAA LIFE INSURANCE COMPANY
   VARIABLE ANNUITY AND
   VARIABLE UNIVERSAL LIFE
================================================================================
   SEMIANNUAL REPORTS FOR THE
   UNDERLYING FUNDS

   JUNE 30, 2002

                      THIS PAGE LEFT BLANK INTENTIONALLY

TABLE OF CONTENTS
================================================================================

USAA LIFE INVESTMENT TRUST
   President's Message ..........................................  A-1

   Market Conditions and Outlook ................................  A-2

   USAA Life Fund Overviews .....................................  A-4

   Portfolios of Investments .................................... A-15

   Notes to Portfolios of Investments ........................... A-30

   Statements of Assets and Liabilities ......................... A-31

   Statements of Operations ..................................... A-32

   Statements of Changes in Net Assets .......................... A-33

   Notes to Financial Statements ................................ A-35

FIDELITY(R) VARIABLE INSURANCE PRODUCT

CONTRAFUND(R) PORTFOLIO - INITIAL CLASS

   Market Environment ...........................................  B-3

   Performance ..................................................  B-4

   Fund Talk: The Manager's Overview ............................  B-7

   Investment Summary ...........................................  B-8

   Investments ..................................................  B-9

   Financial Statements ......................................... B-17

   Notes to Financial Statements ................................ B-21

DYNAMIC CAP APPRECIATION PORTFOLIO - INITIAL CLASS

   Market Environment ........................................... B-27

   Performance .................................................. B-28

   Fund Talk: The Manager's Overview ............................ B-31

   Investment Summary ........................................... B-32

   Investments .................................................. B-33

   Financial Statements ......................................... B-35

   Notes to Financial Statements ................................ B-39

EQUITY-INCOME PORTFOLIO - INITIAL CLASS

   Market Environment ........................................... B-45

   Performance .................................................. B-46

   Fund Talk: The Manager's Overview ............................ B-49

   Investment Summary ........................................... B-50

   Investments .................................................. B-51

   Financial Statements ......................................... B-59

   Notes to Financial Statements ................................ B-63

                                    ________
                                       3

TABLE OF CONTENTS
================================================================================

THIS REPORT IS FOR THE INFORMATION OF USAA LIFE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE CONTRACT OWNERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS FOR EITHER PRODUCT.

THIS REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH INCLUDES COMPLETE INFORMATION. THE USAA LIFE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE POLICY ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS ALSO KNOWN IN SOME STATES AS FLEXIBLE PREMIUM VARIABLE LIFE.

NOT ALL USAA LIFE INSURANCE COMPANY PRODUCTS ARE AVAILABLE IN ALL STATES.

A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE AGE 59 1/2.

MONEY NOT PREVIOUSLY TAXED IS TAXED AS ORDINARY INCOME WHEN WITHDRAWN.

SCUDDER VARIABLE SERIES I (VSI)

CAPITAL GROWTH PORTFOLIO

   Letter from the Fund's President .............................  C-2

   Portfolio Management Discussion ..............................  C-3

   Performance Update ...........................................  C-4

   Portfolio Summary ............................................  C-5

   Investment Portfolio .........................................  C-6

   Financial Statements .........................................  C-9

   Financial Highlights ......................................... C-12

   Notes to Financial Statements ................................ C-13

   Shareholder Meeting Results .................................. C-17

THE ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO - CLASS O

   Letter from the Chief Investment Officer .....................  D-2

   Schedule of Investments ......................................  D-3

   Financial Highlights .........................................  D-5

   Statement of Assets and Liabilities ..........................  D-6

   Statement of Operations ......................................  D-7

   Statement of Changes in Net Assets ...........................  D-8

   Notes to Financial Statements ................................  D-9

                                    ________
                                       4

[LOGO]
USAA(R)

                                                                 USAA LIFE
                                                          INVESTMENT TRUST
================================================================================
                                                         SEMIANNUAL REPORT
                                                             JUNE 30, 2002

                  THIS PAGE LEFT BLANK INTENTIONALLY

                      USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

"WITH THIS CHANGE IN EQUITY FUND MANAGEMENT, COUPLED WITH USAA'S OUTSTANDING SERVICE AS A TRUSTED ADVISER, WE THINK YOU WILL BE WELL SERVED FOR YOUR STRONG AND LONG-LASTING RELATIONSHIP WITH US."

USAA Investment Management Company (USAA) is committed to delivering solid investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Life Investment Trust Board of Trustees. We recommended that a team of today's most talented asset management firms manage USAA's equity funds. The board approved our recommendation, agreeing that these asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf.

The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included qualitative criteria such as the stability of the organization, a clearly defined investment decision-making process that was repeatable in all market conditions, and defined risk controls. We also applied quantitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your funds and their portfolio management teams, please visit USAA.COM.

Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above-average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

With this change in equity fund management, coupled with USAA's outstanding service as a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                             Sincerely,

                             /s/ Christopher W. Claus

                             Christopher W. Claus
                             President and Vice Chairman of the Board
                             USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

FOR MORE COMPLETE INFORMATION ABOUT USAA LIFE VARIABLE PRODUCTS AND MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

                                    ________
                                      A-1

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

STOCKS - In the first half of 2002, the stock market continued its poor performance of recent years:

                                       % GAIN/LOSS Y-T-D
                                        THROUGH 6-30-02
-------------------------------------------------------------
S&P 500                                       -13.15
NASDAQ Composite                              -24.98
Russell 1000 (large cap stocks)               -12.82
Russell 1000 Growth (large cap growth)        -20.78
Russell 1000 Value (large cap value)           -4.78
Russell 2000 (small cap stocks)                -4.70
Russell 2000 Growth (small cap growth)        -17.35
Russell 2000 Value (small cap value)            7.26
MSCI EAFE                                      -1.62
MSCI Emerging Market                            2.07

Weighing down the market in the first half was a variety of factors. First was the slow economic recovery. The Conference Board's* Coincident Economic Index has risen only .4% in the six months since its low last November, compared to an average of 2.4% in the first six months of the past six recoveries. Corporate profits have also been slow to recover, particularly for larger companies in the S&P 500 index as operating profits for the S&P 500 were close to new cyclical lows in the first quarter. Making matters worse has been the issue of integrity of the reported profits with accounting practices being questioned in such headline cases as Enron, Tyco, Xerox and WorldCom.

Despite the negative first half results, there was a meaningful difference in performance amongst various sectors. Small company stocks performed much better than large company stocks, and value stocks performed much better than growth stocks. Much of this is driven by the poor performance of the large cap technology stocks that are such an important component of the growth sector. Generally, the foreign markets performed much better than the U.S. market, as seen in the table above.

As we are reaching, or have reached, new cyclical lows at the end of the first half, one has to ask if there is any hope for positive returns in the foreseeable future. Yes, there is such hope. It should not be forgotten that the market is in the favorable phase of the economic and profit cycles as it transitions from recession to economic expansion. Inflation levels are low, interest rates are low, there is abundant liquidity, and stock valuation levels relative to interest rate levels are attractive.

* The Conference Board is a not-for-profit, non-partisan and non-advocacy organization that conducts research, convenes conferences, makes forecasts, assesses trends, and publishes information and analysis about management and the marketplace.

BONDS - The bond market was a truly diversifying asset class in the first half of 2002. As the stock market continued its poor performance, almost all sectors of investment grade bonds showed positive returns. Only High Yield (below investment grade) bonds, which have equity characteristics, posted negative returns.

                                     % GAIN/LOSS Y-T-D
LEHMAN INDICES                        THROUGH 6-30-02
------------------------------------------------------------
U. S. Aggregate                              3.79
U. S. Treasury                               3.61
Mortgage-Backed Securities                   4.51
U.S. Investment Grade Credit                 2.63
U.S. TIPS                                    7.41
U.S. High Yield Corporate                   -4.84

The bond market started out the year on a weak note. The Federal Reserve Board has been on hold since their last easing of interest rates in December of last year. In the first quarter of 2002, in the face of strong economic growth, market expectations were for rising interest rates and Federal Reserve Board tightening. Thus, during the first quarter, bonds posted mostly negative returns as interest rates moved up. But as the incipient recovery began to falter in the second quarter, bonds rallied. (Bond prices move inversely with bond yields.)

                                     [CHART]

         U.S. TREASURY BOND YIELD
         ------------------------

                                 YIELD
                                 -----

                FEDERAL FUND
                   TARGET     30 YEAR   10 YEAR    2-YEAR
                -----------   -------   -------    ------

12/29/2000           6.5       5.458     5.112      5.096
01/15/2001             6       5.625     5.246       4.89
01/31/2001           5.5       5.528     5.153      4.605
02/15/2001           5.5       5.497      5.19      4.863
02/28/2001           5.5       5.338     4.908      4.398
03/15/2001           5.5       5.293     4.806      4.216
03/30/2001             5        5.46     4.931      4.188
04/16/2001             5       5.702     5.285      4.481
04/30/2001           4.5       5.775     5.332      4.284
05/15/2001             4       5.855     5.473      4.323
05/31/2001             4       5.772     5.404      4.205
06/15/2001             4       5.673     5.238      3.976
06/29/2001          3.75        5.74     5.401      4.242
07/16/2001          3.75       5.589     5.181      4.046
07/31/2001          3.75       5.504     5.037      3.789
08/15/2001          3.75       5.515     4.994      3.778
08/31/2001           3.5       5.368     4.832      3.629
09/17/2001             3       5.429     4.623      2.939
09/28/2001             3       5.413     4.575      2.835
10/15/2001           2.5       5.376     4.604      2.754
10/31/2001           2.5        4.88     4.267      2.432
11/15/2001             2       5.203     4.738      2.961
11/30/2001             2       5.265     4.748      2.833
12/17/2001          1.75       5.629     5.234      3.178
12/31/2001          1.75       5.466     5.051      3.026
01/15/2002          1.75       5.341     4.837      2.766
01/31/2002          1.75       5.435     5.033       3.15
02/15/2002          1.75       5.366     4.863      2.937
02/28/2002          1.75       5.415     4.869      3.045
03/15/2002          1.75       5.775     5.354      3.597
03/29/2002          1.75       5.795     5.396      3.711
04/15/2002          1.75       5.622     5.136      3.329
04/30/2002          1.75       5.595     5.091      3.232
05/15/2002          1.75       5.742     5.252      3.329
05/31/2002          1.75       5.611     5.043      3.205
06/17/2002          1.75       5.473     4.856      2.913
06/28/2002          1.75        5.52     4.823      2.831


As the integrity of corporate accounting practices came into question, investors sought refuge in investment grade bonds of companies whose accounting practices remained sound. The graph below shows the Treasury yield curve (that is the plot of yields on Treasury bills, notes and bonds versus their maturity) for December 31, 2001 through June 28, 2002. For the period, short- and intermediate-term Treasury yields moved down by 0.20% to 0.27%, while yields on long-term Treasury bonds moved up by 0.05%.

                                    ________
                                      A-2

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

                                     [CHART]


         TREASURY YIELD CURVE
         --------------------

            12/31/01      6/28/02        CHANGE
            --------      -------        -------
3 MONTH      1.720         1.680         -0.040
6 MONTH      1.790         1.738         -0.052
 2 YEAR      3.022         2.810         -0.212
 5 YEAR      4.300         4.032         -0.268
10 YEAR      5.049         4.797         -0.252
30 YEAR      5.465         5.508          0.043


PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

Treasury Inflation Protected Securities (TIPS) were among the best performing sectors of the market despite a total absence of inflation. TIPS are Treasury securities whose principal is indexed to inflation allowing their holders inflation-protection not found in most other fixed income securities. Mortgage-backed securities also performed well. Their higher yields and status as government agency securities more than compensated for their higher prepayment risk. (Prepayment risk is the risk that the mortgagors refinance their mortgages returning principal to the mortgage holder. In periods of declining interest rates, this principal must be reinvested at lower rates.)

Given low inflation and slow growth, it appears that The Federal Reserve Board may maintain their accommodative monetary policy for the near future. Such a stance creates a favorable environment for the bond market.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

The NASDAQ COMPOSITE IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES ON THE NASDAQ STOCK MARKET.

THE RUSSELL 1000 (LARGE CAP STOCKS) MEASURES STOCK PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 1000 GROWTH (LARGE CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 1000 VALUE (LARGE CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 (SMALL CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 2000 GROWTH (SMALL CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 VALUE (SMALL CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI)-AEFA INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. AND CANADA.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKET INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS.

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BASED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN U.S. TREASURY INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX AND INCLUDES OBLIGATIONS OF THE U.S. TREASURY THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX AND COVERS THE MORTGAGE-BACKED PASSTHROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA) AND FREDDIE MAC (FHLMC), HAVING REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. INVESTMENT GRADE INDEX INCLUDES BONDS ISSUED BY CORPORATIONS AND YANKEE ISSUES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. TIPS INDEX INCLUDES U.S. TREASURY INFLATION PROTECTED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX COVERS THE UNIVERSE OF FIXED-RATE, NONINVESTMENT GRADE DEBTS THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

                                    ________
                                      A-3

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
   JUNE 30, 2002                              AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES OF COMPANIES WITH THE PROSPECT OF RAPIDLY GROWING EARNINGS.

                                     [CHART]


COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
--------------------------------------------

                       USAA                                    LIPPER VARIABLE
                 LIFE AGGRESSIVE  RUSSELL 2000(R)   S&P 500    ANNUITY MID-CAP
                   GROWTH FUND        INDEX          INDEX   GROWTH FUNDS AVERGE
                 ---------------  --------------    --------  ------------------

05/01/1997            10000.00       10000.00       10000.00        10000.00
5/97                  10670.00       11112.50       10611.38        10923.04
6/97                  11160.00       11588.73       11083.12        11343.91
7/97                  12060.00       12127.98       11964.76        12223.67
8/97                  12330.00       12405.48       11294.98        12142.73
9/97                  13530.00       13313.49       11913.21        12920.43
10/97                 12640.00       12728.64       11515.79        12333.98
11/97                 12120.00       12646.32       12048.45        12316.93
12/97                 11825.53       12867.66       12255.21        12535.15
1/98                  11855.86       12664.59       12390.63        12319.88
2/98                  13169.80       13601.05       13283.78        13390.77
3/98                  13624.63       14161.99       13963.47        14087.76
4/98                  13877.32       14240.35       14106.46        14149.77
5/98                  12947.15       13473.41       13864.33        13420.76
6/98                  13531.00       13501.75       14427.08        14057.14
7/98                  12598.89       12408.74       14274.60        13325.32
8/98                   9566.96        9999.21       12212.26        10706.85
9/98                  10652.72       10781.73       12995.26        11416.66
10/98                 11472.16       11221.44       14050.68        12001.94
11/98                 12629.62       11809.36       14901.91        12796.97
12/98                 14207.04       12540.15       15760.07        14280.02
1/99                  15743.49       12706.79       16418.86        14616.07
2/99                  14319.71       11677.61       15908.65        13617.26
3/99                  15477.17       11859.92       16544.97        14417.47
4/99                  16368.31       12922.65       17185.66        14947.52
5/99                  16063.13       13111.42       16780.29        14968.93
6/99                  17980.81       13704.31       17709.01        16025.69
7/99                  18176.70       13328.27       17158.46        15790.11
8/99                  18156.08       12835.01       17073.52        15631.85
9/99                  18238.56       12837.81       16606.04        15844.95
10/99                 19465.46       12889.81       17656.43        17091.15
11/99                 22187.33       13659.45       18015.33        18837.60
12/99                 27609.83       15205.70       19074.92        22257.43
1/00                  28260.64       14961.51       18116.66        21949.27
2/00                  35651.21       17432.20       17774.08        27001.77
3/00                  30919.04       16282.88       19511.78        26015.25
4/00                  25922.13       15303.05       18924.96        23462.57
5/00                  23249.51       14411.17       18536.99        21732.35
6/00                  29089.59       15667.40       18993.53        24486.83
7/00                  28047.90       15163.33       18696.85        23524.90
8/00                  32092.74       16320.31       19857.54        26630.86
9/00                  31006.73       15840.65       18809.46        25791.67
10/00                 27593.55       15133.52       18729.54        23961.15
11/00                 21797.80       13580.04       17254.12        19301.00
12/00                 23348.37       14746.33       17338.76        20756.27
1/01                  23777.61       15514.07       17953.55        21272.23
2/01                  20038.71       14496.13       16317.57        18017.30
3/01                  16875.89       13787.04       15284.42        15818.25
4/01                  19632.06       14865.59       16471.24        18032.60
5/01                  20147.83       15230.98       16581.73        18067.37
6/01                  20464.23       15756.90       16178.30        18051.80
07/01                 18916.13       14903.99       16018.98        17085.03
08/01                 17221.14       14422.61       15017.17        15836.34
09/01                 14769.05       12481.15       13804.59        13413.88
10/01                 15853.84       13211.55       14067.98        14380.12
11/01                 17379.34       14234.35       15146.82        15676.44
12/01                 17876.53       15112.94       15279.60        16265.38
01/02                 17029.04       14955.75       15056.74         15675.2
02/02                 15876.44       14545.86       14766.30        14841.47
03/02                 17051.64       15714.94       15321.71        15861.96
04/02                 16384.94       15858.16       14393.20        15246.88
05/02                 15729.54       15154.35       14287.54        14824.19
06/02                 14418.75       14402.42       13270.19        13468.85


 Data represent the last business day of each month.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE AGGRESSIVE GROWTH FUND TO THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE, THE S&P 500(R) INDEX AND THE BROAD-BASED RUSSELL 2000(R) INDEX.

THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MID-CAP GROWTH FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

THE RUSSELL 2000 (SMALL CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE CALCULATIONS FOR ALL INDEXES ARE BASED ON A STARTING DATE OF MAY 1, 1997, WHEREAS THE CALCULATIONS FOR THE USAA LIFE AGGRESSIVE GROWTH FUND ARE BASED ON A STARTING DATE OF MAY 5, 1997. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

-------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2002
-------------------------------------------------
DECEMBER 31, 2001 TO JUNE 30, 2002:      -19.34%*

ONE-YEAR:                                -29.54%

FIVE-YEAR:                                 5.26%

SINCE INCEPTION MAY 1, 1997:               7.34%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                    ________
                                      A-4

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
                 AN OVERVIEW (Continued)                        JUNE 30, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
The performance of the USAA Life Aggressive Growth Fund in the first half of 2002 paralleled the negative returns for the stock market with a total return of -19.34%. Contributing approximately half of the negative return were the positions in the Information Technology sector, followed by positions in the Health Care sector, and to a much lesser extent, positions in the Telecommunication Services sector. The Lipper Variable Annuity Mid-Cap Growth Funds Average had a return of -19.91% for the same time period.

PORTFOLIO STRATEGY
Effective June 28, 2002 the USAA Life Aggressive Growth Fund portfolio is managed by Marsico Capital Management. Marsico Capital Management is a wholly-owned subsidiary of Bank of America. Its strategy is to focus on large-cap, high quality "growth" stocks. Growth is in quotation marks because Marsico will buy traditional growth stocks, as well as traditional value stocks, if they are attractive. Major emphasis is placed on primary, hands-on idea generation and research, avoiding computer-based screening and Wall Street research. It concentrates on its best ideas while maintaining prudent levels of diversification. It blends both top-down and bottom-up factors. Marsico will also formulate a macro view and develop investment themes.

--------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF JUNE 30, 2002
--------------------------------------------
                                   % of
                                Net Assets
Health Care Distributors
& Services                         7.7%

Aerospace & Defense                5.8

Managed Health Care                4.3

General Merchandise Stores         4.1

Health Care Facilities             3.9

Biotechnology                      3.7

Specialty Stores                   3.7

Diversified Financial Services     3.4

Restaurants                        3.0

Semiconductors                     2.7
---------------------------------------------

--------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2002
--------------------------------------------
                                   % of
                                Net Assets
Tenet Healthcare Corp.             3.5%

UnitedHealth Group, Inc.           2.9

Lockheed Martin Corp.              2.8

Dollar Tree Stores, Inc.           2.2

Bayerische Motoren Werke AG
(Germany)                          1.6

Chico's FAS, Inc.                  1.5

Fedex Corp.                        1.5

Lehman Brothers Holdings, Inc.     1.5

SLM Corp.                          1.5

Bed Bath & Beyond, Inc.            1.4
--------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                    ________
                                      A-5

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
   JUNE 30, 2002                  AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS IN A DIVERSIFIED PROGRAM WITHIN ONE MUTUAL FUND BY ALLOCATING THE FUND'S ASSETS, UNDER NORMAL MARKET CONDITIONS, IN APPROXIMATELY 60% EQUITY SECURITIES AND APPROXIMATELY 40% IN DEBT SECURITIES OF VARYING MATURITIES. THE FUND'S ASSETS ALSO MAY BE INVESTED IN SHARES OF REAL ESTATE INVESTMENT TRUSTS (REITS).


                                     [CHART]


COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
--------------------------------------------


           USAA LIFE                    LIPPER VARIABLE    LEHMAN BROTHERS
          DIVERSIFIED      S&P 500      ANNUITY BALANCED    AGGREGATE BOND
          ASSETS FUND       INDEX        FUNDS AVERAGE*         INDEX
          -----------      -------      ----------------   ---------------

01/01/1995 10000.00        10000.00         10000.00          10000.00
01/95      10120.00        10259.15         10124.02          10197.90
02/95      10330.00        10658.57         10415.93          10440.37
03/95      10550.00        10972.59         10611.02          10504.42
04/95      10860.00        11295.45         10807.59          10651.15
05/95      11240.00        11746.22         11176.42          11063.32
06/95      11300.00        12018.58         11395.59          11144.43
07/95      11450.00        12416.96         11655.27          11119.54
08/95      11640.00        12447.96         11745.89          11253.74
09/95      11970.00        12972.99         12000.03          11363.22
10/95      11890.00        12926.64         11968.16          11511.00
11/95      12270.00        13493.45         12322.57          11683.49
12/95      12633.12        13753.37         12473.34          11847.46
01/96      12833.81        14220.93         12701.65          11926.13
02/96      12844.38        14353.23         12740.30          11718.83
03/96      13108.45        14491.42         12799.86          11637.37
04/96      13002.82        14704.87         12907.19          11571.92
05/96      13150.70        15083.46         13071.36          11548.42
06/96      13340.83        15140.96         13075.78          11703.51
07/96      13002.82        14472.41         12735.53          11735.54
08/96      13192.95        14778.14         12971.86          11715.87
09/96      13678.84        15609.15         13490.36          11920.04
10/96      14059.10        16039.49         13731.18          12184.08
11/96      14650.62        17250.82         14333.21          12392.78
12/96      14440.15        16909.09         14125.08          12277.55
1/97       14808.13        17964.92         14560.45          12315.15
2/97       14964.24        18105.96         14529.16          12345.78
3/97       14573.96        17363.40         14094.62          12208.97
4/97       14941.93        18399.05         14530.53          12391.74
5/97       15616.42        19523.93         15148.67          12508.88
6/97       16051.17        20391.89         15602.49          12657.35
7/97       16863.45        22014.03         16510.01          12998.68
8/97       16337.18        20781.69         16008.51          12887.80
9/97       16966.41        21919.19         16610.15          13077.87
10/97      16783.36        21187.97         16342.61          13267.60
11/97      17183.79        22168.00         16593.21          13328.69
12/97      17428.84        22548.44         16802.05          13462.89
1/98       17609.39        22797.59         16943.03          13635.73
2/98       18319.54        24440.89         17622.99          13625.46
3/98       18813.04        25691.47         18152.77          13672.28
4/98       18849.15        25954.56         18275.91          13743.65
5/98       18817.00        25509.05         18138.05          13874.02
6/98       18913.38        26544.45         18545.59          13991.68
7/98       18503.79        26263.91         18347.15          14021.44
8/98       16973.85        22469.40         16747.57          14249.63
9/98       17576.19        23910.05         17493.33          14583.30
10/98      18142.38        25851.91         18117.11          14506.20
11/98      18865.19        27418.11         18806.78          14588.53
12/98      19107.81        28997.04         19537.71          14632.39
1/99       19171.21        30209.14         19959.12          14736.82
2/99       18981.02        29270.41         19414.79          14479.57
3/99       19488.19        30441.17         19959.13          14559.81
4/99       20730.77        31619.99         20574.34          14605.93
5/99       20608.25        30874.14         20231.31          14478.00
6/99       21123.79        32582.91         20878.08          14431.88
7/99       20608.25        31569.95         20470.20          14370.43
8/99       20309.78        31413.66         20233.57          14363.12
9/99       19848.50        30553.55         20028.56          14529.87
10/99      20255.51        32486.17         20661.92          14583.48
11/99      20214.81        33146.51         20920.05          14582.44
12/99      20555.48        35096.05         21676.51          14512.12
1/00       20008.88        33332.94         21122.47          14464.60
2/00       19478.85        32702.62         21157.61          14639.53
3/00       20919.88        35899.82         22312.16          14832.38
4/00       20886.76        34820.13         21847.44          14789.91
5/00       20918.49        34106.31         21517.35          14783.13
6/00       21117.40        34946.29         22010.03          15090.69
7/00       20885.34        34400.43         21945.33          15227.67
8/00       21465.49        36535.98         22909.12          15448.38
9/00       21051.10        34607.61         22332.39          15545.50
10/00      21216.86        34460.58         22229.19          15648.37
11/00      21017.95        31745.93         21377.11          15904.24
12/00      21382.61        31901.67         21853.40          16199.27
1/01       23007.03        33032.83         22327.76          16464.18
2/01       22542.91        30022.78         21405.00          16607.61
3/01       22261.12        28121.88         20667.02          16690.98
4/01       23189.36        30305.51         21514.15          16621.71
5/01       23791.38        30508.81         21664.05          16721.96
6/01       23473.42        29766.54         21361.74          16785.15
07/01      23884.90        29473.40         21361.14          17160.42
08/01      23529.53        27630.16         20745.45          17356.93
09/01      22238.96        25399.14         19756.09          17559.18
10/01      22650.44        25883.75         20158.19          17926.62
11/01      23978.42        27868.71         20921.01          17679.46
12/01      24240.28        28113.00         21013.00          17567.19
01/02      23997.13        27702.97         20840.96          17709.40
02/02      23660.45        27168.59         20686.53          17881.02
03/02      24296.39        28190.50         21064.44          17583.55
04/02      23810.09        26482.12         20555.62          17924.53
05/02      24070.30        26287.71         20507.63          18076.83
06/02      22514.12        24415.89         19658.08          18233.14


 Data represent the last business day of each month.

*Total Returns may change over time due to funds being added and deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE DIVERSIFIED ASSETS FUND TO THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE AND TWO INDUSTRY INDEXES THAT MOST CLOSELY RESEMBLE THE HOLDINGS OF THIS FUND.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT BALANCED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BASED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE 1995 CALCULATIONS FOR ALL INDEXES AND AVERAGES ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE DIVERSIFIED ASSETS FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995 - THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2002
------------------------------------------------
DECEMBER 31, 2001 TO JUNE 30, 2002:      -7.12%*

ONE-YEAR:                                -4.09%

FIVE-YEAR:                                7.00%

SINCE INCEPTION JANUARY 5, 1995:         11.45%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                    ________
                                      A-6

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                             AN OVERVIEW (Continued)            JUNE 30, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
STOCKS - The performance of the USAA Life Diversified Assets Fund in the first half of 2002 was -7.12%, which was slightly worse than the -6.16% of the Lipper Variable Annuity Balanced Funds Average. The equity portion was -12.07%, slightly better than the -13.15% return of the S&P 500 Index. Contributing to the negative returns for the equity portion of the portfolio, in order of importance, were positions in Health Care, Telecommunication Services, Information Technology and Utilities.

BONDS - For the first half of 2002, the bond portion of the USAA Life Diversified Assets Fund was enhanced by the Fund's holdings in Treasury Inflation Protected Securities (TIPS) and hurt by its holdings in corporate bonds, especially in the telecommunications sector.

PORTFOLIO STRATEGY
STOCKS - Effective June 28, 2002, the equity portion of the USAA Life Diversified Assets Fund portfolio is managed by Wellington Management Company. Wellington is an independently owned Boston-based investment management company, which began managing portfolios in 1928. It has over $300 billion under management. The strategy it will follow for the equity portion is to have a broad market cap representation, tilted to the attractive capitalization range. It will focus on fundamental analysis to include companies with above-average growth prospects, profitability levels, strong balance sheets, superior managements and superior market positions. It will focus on stocks with attractive valuations and maintain a diversified portfolio.

BONDS - Our strategy remains the same: to seek securities that offer maximum current income without undue risk to principal. We purchase U.S. dollar-denominated debt and income-producing securities that offer high yields relative to the risk involved. During this period of corporate turmoil, we are seeking to avoid any securities that may increase the Fund's volatility.

---------------------------------------------------------------------
TOP 5 DEBT HOLDINGS
AS OF JUNE 30, 2002
---------------------------------------------------------------------
                                             Coupon           % of
                                              Rate         Net Assets
U.S. Treasury Inflation Indexed Notes         3.5%            4.7%

Imperial Bankcorp, Subordinate Notes          8.5             2.5

El Paso Electric Co.                          9.4             2.4

Detroit Edison Securitization Funding, LLC    6.42            2.3

Empire District Electric Co., Senior Notes    7.7             2.3
---------------------------------------------------------------------

--------------------------------------------------------------
TOP 10 INDUSTRIES
AS OF JUNE 30, 2002
--------------------------------------------------------------
                                                    % of
                                                 Net Assets
U.S. Government                                     9.2%

Pharmaceuticals                                     8.8

Electric Utilities                                  5.1

Asset-Backed Financing                              4.6

Banks                                               4.3

Environmental Services                              4.3

Diversified Financial Services                      4.1

Industrial Machinery                                3.5

Consumer Finance                                    3.1

Oil & Gas Exploration & Production                  3.1
--------------------------------------------------------------

--------------------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2002
--------------------------------------------------------------
                                                    % of
                                                 Net Assets
Bristol-Myers Squibb Co.                            2.8%

Merck & Co., Inc.                                   2.6

Freddie Mac                                         2.5

Republic Services, Inc.                             2.0

McDonald's Corp.                                    1.7

ChevronTexaco Corp.                                 1.5

Microsoft Corp.                                     1.5

Schering-Plough Corp.                               1.5

AT&T Corp.                                          1.4

R.H. Donnelley Corp.                                1.4
--------------------------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                    ________
                                      A-7

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
   JUNE 30, 2002                  AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN DIVIDEND-PAYING EQUITY SECURITIES.


                                     [CHART]


COMPARISON OF FUND PERFORMANCE TO BENCHMARK
-------------------------------------------

                                                            LIPPER VARIABLE
               USAA LIFE                 LIPPER VARIABLE     ANNUITY LARGE
              GROWTH AND     S&P 500    ANNUITY MULTI-CAP   CAP VALUE* FUNDS
              INCOME FUND     INDEX    CORE* FUNDS AVERAGE       AVERAGE
              -----------    -------   -------------------  ----------------

01/01/1995     10000.00      10000.00        10000.00              10000
01/95          10150.00      10259.15        10027.51           10191.17
02/95          10480.00      10658.57        10382.85           10623.44
03/95          10720.00      10972.59        10706.17           10875.37
04/95          11080.00      11295.45        10940.37           11150.57
05/95          11410.00      11746.22        11207.31           11569.92
06/95          11650.00      12018.58        11668.29           11840.11
07/95          11990.00      12416.96        12250.24           12284.62
08/95          12190.00      12447.96        12368.23           12431.83
09/95          12530.00      12972.99        12709.61           12810.87
10/95          12230.00      12926.64        12562.93           12548.86
11/95          12900.00      13493.45        13001.55           13142.02
12/95          13172.27      13753.37        13073.99           13324.36
01/96          13475.44      14220.93        13389.02           13695.52
02/96          13632.26      14353.23        13638.35           13900.44
03/96          14123.60      14491.42         13864.7           14097.52
04/96          14301.32      14704.87        14214.19           14272.21
05/96          14489.50      15083.46        14549.99           14508.12
06/96          14499.95      15140.96        14397.67           14455.69
07/96          13841.34      14472.41        13609.24           13907.71
08/96          14343.14      14778.14        14061.38           14372.92
09/96          15033.12      15609.15        14820.98           14964.88
10/96          15357.20      16039.49        14975.03           15326.59
11/96          16339.89      17250.82        15816.19            16388.1
12/96          16350.51      16909.09        15653.46           16273.18
1/97           17023.64      17964.92        16485.84           16991.31
2/97           17164.78      18105.96        16290.96           17141.59
3/97           16676.22      17363.40        15584.37           16610.13
4/97           17175.64      18399.05        16171.13           17213.13
5/97           18401.48      19523.93        17330.13           18144.24
6/97           19111.32      20391.89        18044.16              18857
7/97           20378.13      22014.03        19580.22           20321.83
8/97           19766.57      20781.69        19004.84           19569.48
9/97           20640.23      21919.19        20080.89           20585.65
10/97          19810.25      21187.97        19315.04           19840.85
11/97          20399.97      22168.00        19652.82           20359.28
12/97          20671.30      22548.44        19879.83           20793.98
1/98           20510.34      22797.59         19799.8            20642.5
2/98           21993.43      24440.89        21296.09           21979.61
3/98           23131.62      25691.47        22330.68           22969.67
4/98           23269.58      25954.56        22592.66           23172.94
5/98           22688.82      25509.05        21863.95           22635.99
6/98           22700.45      26544.45        22629.05           22910.39
7/98           21525.29      26263.91        22030.24           22229.34
8/98           18244.14      22469.40        18247.69            18953.2
9/98           18837.54      23910.05        19303.34           19949.57
10/98          20315.22      25851.91        20511.59           21653.57
11/98          21536.93      27418.11        21710.19           22668.11
12/98          22102.75      28997.04        23478.21           23416.74
1/99           22711.64      30209.14        24529.27           23711.04
2/99           22139.28      29270.41        23448.98           23179.87
3/99           23223.11      30441.17        24423.63           23865.53
4/99           24903.65      31619.99        25313.96           25725.69
5/99           24606.78      30874.14        24944.61           25503.44
6/99           25780.28      32582.91        26464.79            26542.3
7/99           24973.50      31569.95        25741.22           25562.62
8/99           24374.52      31413.66        25301.63           24900.29
9/99           23543.30      30553.55        24848.51           24102.37
10/99          24508.99      32486.17        26299.77           25218.35
11/99          24570.11      33146.51        27501.94           25289.96
12/99          25345.60      35096.05        30325.11           25968.49
1/00           24277.70      33332.94        29093.61           25107.71
2/00           23088.15      32702.62        30841.35           24038.92
3/00           25697.06      35899.82        32477.07            26387.4
4/00           25724.09      34820.13        30692.94           26308.23
5/00           25931.24      34106.31        29502.89              26452
6/00           25836.36      34946.29        30926.05           25909.06
7/00           25294.15      34400.43        30300.74           25832.34
8/00           26595.45      36535.98        32721.34           27496.03
9/00           25605.92      34607.61        31032.75           26942.58
10/00          26256.57      34460.58        30201.53           27488.04
11/00          25321.26      31745.93         27341.7           26049.44
12/00          26283.68      31901.67        28136.08           27474.36
1/01           26880.11      33032.83        28471.06           28375.48
2/01           25673.69      30022.78        25888.99           26896.39
3/01           24575.72      28121.88        24090.63           25786.56
4/01           26459.90      30305.51         25952.4           27298.81
5/01           26530.92      30508.81        26053.81           27790.27
6/01           25807.22      29766.54        25822.45            26943.7
07/01          25980.91      29473.40        25172.17           26731.86
08/01          24417.71      27630.16        23666.14           25438.67
09/01          22376.87      25399.14        21427.14           23297.41
10/01          22666.35      25883.75        21841.35            23486.6
11/01          24432.19      27868.71         23322.9            25035.1
12/01          24736.14      28113.00        23780.62           25413.81
01/02          24330.87      27702.97        23289.54           24811.08
02/02          24041.39      27168.59        22703.63           24493.82
03/02          24779.56      28190.50        23792.82           25658.53
04/02          23520.32      26482.12        22735.89           24492.32
05/02          23337.16      26287.71         22425.9           24487.77
06/02          21588.38      24415.89        20803.58           22577.99


 Data represent the last business day of each month.

*Total returns may change over time due to funds being added and deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE GROWTH AND INCOME FUND TO THE S&P 500(R) INDEX, THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE AND THE LIPPER VARIABLE ANNUITY LARGE CAP VALUE FUNDS AVERAGE.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MULTI-CAP CORE FUNDS, AND THE LIPPER VARIABLE ANNUITY LARGE CAP VALUE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT LARGE CAP VALUE FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE 1995 CALCULATIONS FOR THE S&P 500 INDEX ARE BASED ON A FULL CALENDAR YEAR 1995, WHEREAS THE CALCULATIONS FOR THE USAA LIFE GROWTH AND INCOME FUND ARE BASED ON A STARTING DATE OF JANUARY 5, 1995-THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

-------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2002
-------------------------------------------------
DECEMBER 31, 2001 TO JUNE 30, 2002:      -12.66%*

ONE-YEAR:                                -16.29%

FIVE-YEAR:                                 2.48%

SINCE INCEPTION JANUARY 5, 1995:          10.84%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                    ________
                                      A-8

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                             AN OVERVIEW (Continued)              JUNE 30, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
The performance of the USAA Life Growth and Income Fund in the first half of 2002 was -12.66%, slightly better than the -13.15% return of the S&P 500 Index. Contributing to the negative returns, in order of importance, were positions in Information Technology, Health Care, Telecommunication Services, Financials and Utilities.

PORTFOLIO STRATEGY
Effective June 28, 2002, the USAA Life Growth and Income Fund portfolio is managed by Wellington Management Company. Wellington is an independently owned Boston-based investment management company, which began managing portfolios in 1928. It has over $300 billion under management. The strategy it will follow for this fund is to have a broad market cap representation, but tilted to the attractive capitalization range. Wellington will focus on fundamental analysis to include companies with above average growth prospects, profitability levels, strong balance sheets, superior managements and superior market positions. It will focus on stocks with attractive valuations and maintain a diversified portfolio.

--------------------------------------------------------------
TOP 10 EQUITY
AS OF JUNE 30, 2002
--------------------------------------------------------------
                                                    % of
                                                 Net Assets
Microsoft Corp.                                     3.3%

General Electric Co.                                2.7

Wal-Mart Stores, Inc.                               2.7

Avery Dennison Corp.                                2.6

American International Group, Inc.                  2.5

Bank of America Corp.                               2.5

Citigroup, Inc.                                     2.4

CIGNA Corp.                                         2.2

Kimberly-Clark Corp.                                2.2

Washington Mutual, Inc.                             2.2
--------------------------------------------------------------

--------------------------------------------------------------
TOP 10 INDUSTRIES OF EQUITY HOLDINGS
AS OF JUNE 30, 2002
--------------------------------------------------------------
                                                    % of
                                                 Net Assets
Pharmaceuticals                                     9.7%

Banks                                               8.8

Diversified Financial Services                      5.2

Integrated Oil & Gas                                4.9

Systems Software                                    4.1

Integrated Telecommunication Services               3.7

Managed Health Care                                 2.9

General Merchandise Stores                          2.7

Industrial Conglomerates                            2.7

Semiconductors                                      2.7
--------------------------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                    ________
                                      A-9

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
   JUNE 30, 2002                  AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN U.S. DOLLAR-DENOMINATED DEBT AND INCOME-PRODUCING SECURITIES THAT HAVE BEEN SELECTED FOR THEIR HIGH YIELDS RELATIVE TO THE RISK INVOLVED.


                                    [CHART]


COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
--------------------------------------------


                              LEHMAN BROTHERS       LIPPER VARIABLE
                USAA LIFE     AGGREGATE BOND     ANNUITY CORPORATE DEBT
               INCOME FUND        INDEX          FUNDS A-RATED* AVERAGE
               -----------    ---------------    ----------------------

01/01/1995       10000.00         10000.00               10000.00
01/95            10290.00         10197.90               10170.55
02/95            10520.00         10440.37               10397.40
03/95            10530.00         10504.42               10469.48
04/95            10700.00         10651.15               10612.47
05/95            11210.00         11063.32               11058.12
06/95            11220.00         11144.43               11145.38
07/95            11200.00         11119.54               11099.39
08/95            11400.00         11253.74               11246.61
09/95            11650.00         11363.22               11364.61
10/95            11870.00         11511.00               11534.19
11/95            12100.00         11683.49               11716.87
12/95            12388.66         11847.46               11895.53
01/96            12454.32         11926.13               11956.47
02/96            12027.50         11718.83               11712.94
03/96            11863.34         11637.37               11627.72
04/96            11688.24         11571.92               11549.38
05/96            11666.35         11548.42               11526.83
06/96            11863.34         11703.51               11667.11
07/96            11830.51         11735.54               11698.12
08/96            11786.73         11715.87               11677.76
09/96            12005.61         11920.04               11882.26
10/96            12333.94         12184.08               12146.71
11/96            12585.65         12392.78               12373.23
12/96            12472.26         12277.55               12255.18
1/97             12519.73         12315.15               12284.87
2/97             12567.20         12345.78               12321.79
3/97             12329.86         12208.97               12182.23
4/97             12496.00         12391.74               12347.60
5/97             12642.12         12508.88               12459.13
6/97             12844.48         12657.35               12618.79
7/97             13225.41         12998.68               12988.09
8/97             13106.37         12887.80               12842.44
9/97             13380.17         13077.87               13049.31
10/97            13570.63         13267.60               13209.71
11/97            13725.39         13328.69               13262.56
12/97            13919.15         13462.89               13400.77
1/98             14109.65         13635.73               13565.54
2/98             14084.25         13625.46               13555.67
3/98             14122.35         13672.28               13603.26
4/98             14173.15         13743.65               13669.08
5/98             14377.22         13874.02               13812.08
6/98             14568.23         13991.68               13927.88
7/98             14606.44         14021.44               13943.87
8/98             14810.19         14249.63               14092.18
9/98             15039.41         14583.30               14405.63
10/98            15064.88         14506.20               14269.89
11/98            15141.28         14588.53               14395.75
12/98            15195.79         14632.39               14457.83
1/99             15279.51         14736.82               14567.18
2/99             15000.43         14479.57               14260.53
3/99             15000.43         14559.81               14359.41
4/99             15014.39         14605.93               14407.82
5/99             14812.55         14478.00               14244.45
6/99             14672.67         14431.88               14180.70
7/99             14560.78         14370.43               14125.48
8/99             14504.83         14363.12               14092.67
9/99             14658.69         14529.87               14246.45
10/99            14686.66         14583.48               14267.69
11/99            14630.71         14582.44               14286.27
12/99            14411.84         14512.12               14222.17
1/00             14396.07         14464.60               14177.75
2/00             14632.59         14639.53               14329.06
3/00             14869.11         14832.38               14508.59
4/00             14806.04         14789.91               14407.01
5/00             14806.04         14783.13               14361.39
6/00             15152.93         15090.69               14666.92
7/00             15373.68         15227.67               14788.52
8/00             15610.20         15448.38               14989.34
9/00             15752.11         15545.50               15075.37
10/00            15830.95         15648.37               15124.44
11/00            16051.70         15904.24               15351.16
12/00            16430.13         16199.27               15656.07
01/01            16729.72         16464.18               15933.78
02/01            16903.17         16607.61               16078.10
03/01            17060.84         16690.98               16155.77
04/01            16997.77         16621.71               16075.76
05/01            17117.20         16721.96               16176.60
06/01            17183.61         16785.15               16225.34
07/01            17631.88         17160.42               16596.41
08/01            17831.11         17356.93               16763.76
09/01            18013.74         17559.18               16873.05
10/01            18262.78         17926.62               17194.12
11/01            17847.71         17679.46               16989.71
12/01            17615.28         17567.19               16879.68
01/02            17764.70         17709.40               16995.20
02/02            17864.31         17881.02               17129.50
03/02            17482.46         17583.55               16865.73
04/02            17665.08         17924.53               17142.65
05/02            17816.50         18076.83               17283.76
06/02            17992.90         18233.14               17365.96


 Data represent the last business day of each month.

*Total returns may change over time due to funds being added and deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE INCOME FUND TO THE BROAD-BASED LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE.

THE LEHMAN BROTHERS U.S. AGGREGATE INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BASED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT CORPORATE DEBT A-RATED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE CALCULATIONS FOR THE LEHMAN BROTHERS AND LIPPER INDEXES ARE BASED ON A FULL CALENDAR YEAR IN 1995, WHEREAS THE USAA LIFE INCOME FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995-THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2002
------------------------------------------------
DECEMBER 31, 2001 TO JUNE 30, 2002:      2.14%*

ONE-YEAR:                                4.71%

FIVE-YEAR:                               6.97%

SINCE INCEPTION JANUARY 5, 1995:         8.16%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                    ________
                                      A-10

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                             AN OVERVIEW (Continued)            JUNE 30, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the first half of 2002, the USAA Life Income Fund posted a 2.14% return versus the average return for funds in the Lipper Variable Annuity Corporate Debt Funds A-Rated Average category of 2.77%. Returns for the period were enhanced by the Fund's holdings in Treasury Inflation Protected Securities
(TIPS) and mortgage-backed securities, and hurt by its holdings in corporate bonds, especially in the telecommunications sector.

PORTFOLIO STRATEGY
Our strategy remains the same: to seek securities that offer maximum current income without undue risk to principal. We purchase U.S. dollar-denominated debt and income-producing securities that offer high yields relative to the risk involved. During this period of corporate turmoil, we sought to eliminate any securities that may increase the Fund's volatility.

------------------------------------------------------------------
TOP 10 SECURITIES
AS OF JUNE 30, 2002
------------------------------------------------------------------
                                        Coupon            % of
                                         Rate          Net Assets
GNMA, 4/15/28                            6.0%             10.1%

FNMA, 10/15/07                           6.6               5.8

American Airlines EETC "A2"              7.9               5.0

FNMA, 3/1/32                             6.5               4.7

Household Finance Co., Notes             6.4               4.5

U.S. Treasury Inflation Indexed Notes    3.4               4.3

U.S. Treasury Bond                       5.3               4.1

FNMA, 4/1/31                             6.5               3.7

GNMA, 6/15/29                            7.0               3.3

Phillips Petroleum Co., Notes            8.8               2.8
------------------------------------------------------------------

                        [CHART]

ASSET ALLOCATION
AS OF JUNE 30, 2002
------------------------------------------------------------------

REIT Preferred                                        7.4%

Money Market Instruments                              4.9%

U.S. Treasury                                        12.6%

Agency Debentures                                     7.7%

Asset-Backed and Mortgage-Backed Securities          25.2%

Corporate Obligations                                36.4%

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                    ________
                                      A-11

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
   JUNE 30, 2002                  AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES OF BOTH FOREIGN AND DOMESTIC ISSUERS. THE FUND MAY INVEST THE REMAINDER OF ITS ASSETS IN INVESTMENT-GRADE, SHORT-TERM DEBT INSTRUMENTS WITH REMAINING MATURITIES OF LESS THAN ONE YEAR THAT ARE ISSUED AND GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, OR IN REPURCHASE AGREEMENTS COLLATERALIZED BY SUCH SECURITIES.

                                     [CHART]

COMPARISON OF FUND PERFORMANCE TO BENCHMARK
-------------------------------------------

                  USAA LIFE      MORGAN STANLEY CAPITAL     LIPPER VARIABLE
                 WORLD GROWTH     INTERNATIONAL, INC.-       ANNUITY GLOBAL
                     FUND             WORLD INDEX            FUNDS AVERAGE
                 ------------    ----------------------     ---------------

01/01/1995         10000.00             10000.00                 10000.00
01/95               9710.00              9847.50                  9684.46
02/95               9790.00              9988.67                  9767.69
03/95              10160.00             10467.69                 10028.10
04/95              10490.00             10830.07                 10297.81
05/95              10920.00             10920.27                 10465.50
06/95              11150.00             10914.45                 10590.47
07/95              11710.00             11458.09                 11110.22
08/95              11620.00             11200.36                 11059.15
09/95              11770.00             11524.16                 11241.35
10/95              11480.00             11340.24                 11044.18
11/95              11650.00             11731.52                 11170.97
12/95              11955.58             12072.03                 11455.65
01/96              12321.79             12287.92                 11747.07
02/96              12558.74             12360.23                 11875.49
03/96              12849.56             12563.35                 12060.78
04/96              13463.49             12856.19                 12489.69
05/96              13592.74             12864.73                 12620.87
06/96              13614.28             12927.20                 12635.11
07/96              12935.72             12467.75                 12139.01
08/96              13334.24             12608.46                 12396.45
09/96              13668.14             13099.52                 12776.77
10/96              13625.05             13188.37                 12788.75
11/96              14379.01             13924.82                 13383.72
12/96              14481.02             13699.20                 13423.42
1/97               15036.68             13861.73                 13729.98
2/97               15014.00             14018.57                 13834.15
3/97               14866.58             13738.66                 13665.86
4/97               15059.36             14185.12                 13858.00
5/97               15931.95             15058.09                 14721.93
6/97               16666.03             15806.53                 15348.38
7/97               17480.41             16531.95                 16064.60
8/97               16666.03             15423.44                 15190.38
9/97               17652.46             16258.74                 16103.58
10/97              16631.62             15400.40                 15077.18
11/97              16356.34             15670.30                 15065.44
12/97              16520.55             15858.66                 15217.43
1/98               16557.70             16297.98                 15393.23
2/98               17808.50             17397.80                 16464.23
3/98               18836.39             18129.78                 17281.96
4/98               19146.00             18304.23                 17535.29
5/98               18815.03             18072.10                 17361.12
6/98               18765.29             18498.25                 17449.21
7/98               18504.14             18465.83                 17358.44
8/98               15407.68             16000.59                 14839.86
9/98               15320.63             16280.82                 14937.76
10/98              16564.19             17749.82                 15869.16
11/98              17297.89             18802.60                 16687.10
12/98              18414.41             19718.35                 17620.88
1/99               18862.91             20147.25                 17962.67
2/99               18247.82             19608.45                 17257.55
3/99               19067.95             20422.00                 17849.98
4/99               19747.11             21224.20                 18701.55
5/99               19228.01             20445.78                 18171.71
6/99               20343.98             21396.54                 19250.53
7/99               20549.22             21329.46                 19374.01
8/99               20728.80             21288.65                 19411.50
9/99               20420.94             21079.33                 19365.18
10/99              21062.31             22172.14                 20065.61
11/99              22191.10             22793.02                 21724.91
12/99              24109.10             24635.09                 24396.83
1/00               23112.73             23221.50                 23394.63
2/00               24094.00             23281.34                 25491.77
3/00               25120.57             24887.62                 25912.29
4/00               24335.55             23832.46                 24451.96
5/00               23794.81             23226.26                 23457.60
6/00               24832.68             24005.46                 24625.93
7/00               24023.75             23326.80                 24063.74
8/00               24939.52             24082.70                 25059.30
9/00               23321.66             22799.33                 23682.77
10/00              22421.15             22414.53                 23067.92
11/00              20833.81             21050.83                 21507.72
12/00              21615.98             21388.59                 22215.06
1/01               22212.39             21800.46                 22702.99
2/01               19955.69             19955.65                 20823.63
3/01               18295.40             18641.55                 19288.41
4/01               19907.33             20015.70                 20833.69
5/01               19422.79             19754.87                 20716.95
6/01               18825.91             19133.15                 20141.72
07/01              18519.40             18877.41                 19655.08
08/01              17829.23             17968.53                 18824.27
09/01              16070.51             16382.82                 16798.24
10/01              16651.37             16695.65                 17462.90
11/01              17667.88             17680.83                 18604.16
12/01              17914.16             17790.19                 18943.90
01/02              17375.75             17249.41                 18349.26
02/02              17375.75             17097.70                 18179.07
03/02              18273.09             17885.10                 19136.55
04/02              17783.63             17244.11                 18643.02
05/02              17828.47             17272.86                 18641.66
06/02              16799.91             16221.86                 17516.82


 Data represent the last business day of each month.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE WORLD GROWTH FUND TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX AND THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE.

THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENT OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE 1995 CALCULATIONS FOR THE MORGAN STANLEY INDEX AND THE LIPPER GLOBAL FUNDS AVERAGE ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE WORLD GROWTH FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995 - THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2002
------------------------------------------------
DECEMBER 31, 2001 TO JUNE 30, 2002:     -6.22%*

ONE-YEAR:                              -10.76%

FIVE-YEAR:                               0.16%

SINCE INCEPTION JANUARY 5, 1995:         7.18%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE TOTAL-RETURN CALCULATIONS FOUND IN THIS SECTION ARE CALCULATED AT THE FUND LEVEL AND REFLECT THE CHANGE IN THE NET ASSET VALUE (NAV), THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, AND THE DEDUCTIONS OF FUND EXPENSES. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                    ________
                                      A-12

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                             AN OVERVIEW (Continued)            JUNE 30, 2002
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
The performance of the USAA World Growth Fund in the first half of 2002 was -6.22%. By way of comparison, the Lipper Variable Annuity Global Funds Average return was -6.95% and the Morgan Stanley Capital International, Inc. (MSCI) World Index return was -8.82%. Contributing to the negative returns, in order of importance, were positions in Information Technology, Health Care, Consumer Discretionary and Telecommunication Services.

PORTFOLIO STRATEGY
Effective June 28, 2002, the USAA Life World Growth Fund portfolio is managed by MFS Investment Management. It uses a growth at a reasonable price investment style. MFS seeks to achieve superior long-term capital appreciation by investing in stocks around the world using fundamental research and global industry teams which share ideas and information. Stock selection is driven by company/industry fundamentals rather than country allocations.

--------------------------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF JUNE 30, 2002
--------------------------------------------------------------
                                                    % of
                                                 Net Assets
Pharmaceuticals                                     10.2%

Banks                                                9.0

Integrated Oil & Gas                                 5.9

Diversified Financial Services                       4.2

Integrated Telecommunication Services                3.6

Railroads                                            3.2

Specialty Chemicals                                  3.1

Telecommunication Equipment                          2.6

Broadcasting & Cable TV                              2.3

Semiconductors                                       2.3
--------------------------------------------------------------

--------------------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2002
--------------------------------------------------------------
                                                    % of
                                                 Net Assets
Canadian National Railway Co. (Canada)              2.5%

Nordea AB (Sweden)                                  1.8

Microsoft Corp. (U.S.)                              1.7

ENI S.p.A. ADR (Italy)                              1.5

Reckitt Benckiser plc (United Kingdom)              1.5

Akzo Nobel N.V. (Netherlands)                       1.4

Dell Computer Corp. (U.S.)                          1.4

Nokia Corp. ADR (Finland)                           1.4

Royal Bank Scotland Group plc (United Kingdom)      1.4

Total Fina S.A. ADR (France)                        1.4
--------------------------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                    ________
                                      A-13

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
   JUNE 30, 2002            AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2002
--------------------------------------------------------

                [CHART]

Switzerland                          2.2%

Spain                                2.3%

Finland                              2.5%

Germany                              3.2%

Italy                                3.4%

Sweden                               4.4%

France                               5.3%

Netherlands                          6.3%

Canada                               7.2%

Japan                                7.2%

United Kingdom                      10.5%

USA                                 33.8%

Other*                              10.7%

* EACH OF THE REMAINING COUNTRIES' INVESTMENTS REPRESENTED LESS THAN 2% OF THE PORTFOLIO'S ASSETS AND U.S. GOVERNMENT & AGENCY ISSUES.

  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                                    ________
                                      A-14

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
          PORTFOLIO OF INVESTMENTS                  JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 Market
  Number                                                         Value
of Shares                           Security                     (000)
----------                         ----------                   -------

                                 STOCKS (89.2%)

           AEROSPACE & DEFENSE (5.8%)
  1,500    Alliant Techsystems, Inc. *                           $   96
  4,266    L-3 Communications Holdings, Inc. *                      230
  7,848    Lockheed Martin Corp.                                    547
    900    Northrop Grumman Corp.                                   113
  3,500    Triumph Group, Inc. *                                    156
                                                                 -------
                                                                  1,142
                                                                 -------
           AIR FREIGHT & LOGISTICS (1.5%)
  5,494    Fedex Corp.                                              293
                                                                 -------
           AIRLINES (0.2%)
  1,018    Ryanair Holdings plc *                                    34
                                                                 -------
           APPAREL, ACCESSORIES & LUXURY GOODS (1.2%)
  3,000    Coach, Inc. *                                            165
  2,424    Columbia Sportswear Co. *                                 77
                                                                 -------
                                                                    242
                                                                 -------
           APPAREL RETAIL (2.1%)
  4,900    Abercrombie & Fitch Co. "A" *                            118
  8,000    Chico's FAS, Inc. *                                      291
                                                                 -------
                                                                    409
                                                                 -------
           APPLICATION SOFTWARE (2.0%)
  3,000    Activision, Inc. *                                        87
  1,900    Electronic Arts, Inc. *                                  126
  3,200    Synopsys, Inc. *                                         175
                                                                 -------
                                                                    388
                                                                 -------
           AUTOMOBILE MANUFACTURERS (2.2%)
  7,784    Bayerische Motoren Werke AG                              319
    254    Porsche AG (Preferred)                                   121
                                                                 -------
                                                                    440
                                                                 -------
           BANKS (2.4%)
  3,400    Commerce Bancorp, Inc.                                   150
  2,200    North Fork Bancorporation, Inc.                           88
  3,000    TCF Financial Corp.                                      147
  3,154    Wilmington Trust Corp.                                    96
                                                                 -------
                                                                    481
                                                                 -------
           BIOTECHNOLOGY (3.7%)
  4,500    Amgen, Inc. *                                            188
  1,820    Charles River Laboratories International, Inc. *          64
  7,500    Gilead Sciences, Inc. *                                  247
  6,200    MedImmune, Inc. *                                        164
  1,864    Transkaryotic Therapies, Inc. *                           67
                                                                 -------
                                                                    730
                                                                 -------
           BROADCASTING & CABLE TV (1.4%)
  3,100    Hispanic Broadcasting Corp. *                             81
  1,420    Radio One, Inc. "D" *                                     21
  5,700    Univision Communications, Inc. "A" *                     179
                                                                 -------
                                                                    281
                                                                 -------
           CASINOS & GAMING (0.3%)
  1,300    Harrah's Entertainment, Inc. *                            58
                                                                 -------
           COMPUTER HARDWARE (1.1%)
  8,400    Dell Computer Corp. *                                    220
                                                                 -------
           COMPUTER STORAGE & PERIPHERALS (0.6%)
  2,100    Lexmark International, Inc. *                            114
                                                                 -------
           CONSTRUCTION MATERIALS (0.3%)
  2,200    Cemex S.A. de C.V. ADR                                    58
                                                                 -------
           CONSUMER FINANCE (1.0%)
  2,500    Countrywide Credit Industries, Inc.                      121
  2,500    Doral Financial Corp.                                     83
                                                                 -------
                                                                    204
                                                                 -------
           DATA PROCESSING SERVICES (1.3%)
  3,268    BISYS Group, Inc. *                                      109
  4,900    Concord EFS, Inc. *                                      148
                                                                 -------
                                                                    257
                                                                 -------
           DEPARTMENT STORES (0.5%)
  1,500    Kohls Corp. *                                            105
                                                                 -------
           DISTILLERS & VINTNERS (0.6%)
  4,000    Constellation Brands, Inc. "A" *                         128
                                                                 -------
           DIVERSIFIED COMMERCIAL SERVICES (1.8%)
    858    Corporate Executive Board Co. *                           29
  3,100    DeVry, Inc. *                                             71
  1,200    H&R Block, Inc.                                           55
  4,500    Weight Watchers International, Inc. *                    196
                                                                 -------
                                                                    351
                                                                 -------

           DIVERSIFIED FINANCIAL SERVICES (3.4%)
  6,200    Charles Schwab Corp.                                      69
  4,708    Lehman Brothers Holdings, Inc.                           296
  3,140    SLM Corp.                                                305
                                                                 -------
                                                                    670
                                                                 -------
           ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
  2,672    Celestica, Inc. *                                         61
 14,876    Flextronics International Ltd. ADR *                     106
                                                                 -------
                                                                    167
                                                                 -------
           EMPLOYMENT SERVICES (0.2%)
  1,300    Manpower, Inc.                                            48
                                                                 -------
           ENVIRONMENTAL SERVICES (0.9%)
  9,300    Allied Waste Industries, Inc. *                           89
  1,368    Stericycle, Inc. *                                        48
  1,620    Waste Connections, Inc. *                                 51
                                                                 -------
                                                                    188
                                                                 -------
           FOOD DISTRIBUTORS (0.6%)
  3,400    Performance Food Group Co. *                             115
                                                                 -------
           GENERAL MERCHANDISE STORES (4.1%)
 10,700    99 Cents Only Stores *                                   274
 10,900    Dollar Tree Stores, Inc. *                               430
  2,000    Ito Yokado Co., Ltd. ADR                                  99
                                                                 -------
                                                                    803
                                                                 -------
           HEALTH CARE DISTRIBUTORS & SERVICES (7.7%)
  5,600    Accredo Health, Inc. *                                   258
  8,100    AdvancePCS *                                             194

                                    ________
                                      A-15

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
       PORTFOLIO OF INVESTMENTS (Continued)          JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 Market
  Number                                                         Value
of Shares                      Security                          (000)
----------                    ----------                        --------
  4,000    Express Scripts, Inc. "A" *                          $   200
  1,902    Henry Schein, Inc. *                                      85
  6,700    Omnicare, Inc.                                           176
  7,900    Priority Healthcare Corp. "B" *                          186
  3,140    Quest Diagnostics, Inc. *                                269
  5,100    Syncor International Corp. *                             161
                                                                --------
                                                                  1,529
                                                                --------
           HEALTH CARE EQUIPMENT (0.4%)
  1,800    Varian Medical Systems, Inc. *                            73
                                                                --------
           HEALTH CARE FACILITIES (3.9%)
  3,544    Province Healthcare Co. *                                 79
  9,684    Tenet Healthcare Corp. *                                 693
                                                                --------
                                                                    772
                                                                --------
           HEALTH CARE SUPPLIES (2.0%)
  6,400    Alcon, Inc. *                                            219
  5,000    Edwards Lifesciences Corp. *                             116
  3,130    Sybron Dental Specialties, Inc. *                         58
                                                                --------
                                                                    393
                                                                --------
           HOME FURNISHINGS (1.1%)
  3,400    Mohawk Industries, Inc. *                                209
                                                                --------
           HOMEBUILDING (0.8%)
  2,500    Lennar Corp.                                             153
                                                                --------
           HOTELS, RESORTS & CRUISE LINES (0.4%)
  1,570    Four Seasons Hotels, Inc.                                 72
                                                                --------
           HOUSEHOLD PRODUCTS (0.6%)
  5,500    The Dial Corp.                                           110
                                                                --------
           INDUSTRIAL MACHINERY (0.6%)
  1,000    SPX Corp. *                                              118
                                                                --------
           INFORMATION TECHNOLOGY CONSULTING & SERVICES (2.1%)
  5,100    Affiliated Computer Services, Inc. "A" *                 242
  6,900    SunGard Data Systems, Inc. *                             183
                                                                --------
                                                                    425
                                                                --------
           INSURANCE BROKERS (0.4%)
  2,500    Willis Group Holdings Ltd. *                              82
                                                                --------
           INTERNET SOFTWARE & SERVICES (0.2%)
  1,614    Retek, Inc. *                                             39
                                                                --------
           LEISURE PRODUCTS (0.7%)
  2,100    Polaris Industries, Inc.                                 137
                                                                --------
           MANAGED HEALTH CARE (4.3%)
  4,100    Anthem, Inc. *                                           276
  6,278    UnitedHealth Group, Inc.                                 575
                                                                --------
                                                                    851
                                                                --------
           MOVIES & ENTERTAINMENT (0.7%)
  3,140    Viacom, Inc. "B" *                                       139
                                                                --------
           OIL & GAS EXPLORATION & PRODUCTION (1.1%)
  1,200    Murphy Oil Corp.                                          99
  5,100    Ocean Energy, Inc.                                       111
                                                                --------
                                                                    210
                                                                --------
           OIL & GAS DRILLING (0.7%)
  5,100    Ensco International, Inc.                                139
                                                                --------
           OIL & GAS EQUIPMENT & SERVICES (0.4%)
  1,900    Weatherford International Ltd. *                          82
                                                                --------
           PACKAGED FOODS & MEAT (1.8%)
  4,900    Dean Foods Co. *                                         183
  2,500    Dreyer's Grand Ice Cream, Inc.                           171
                                                                --------
                                                                    354
                                                                --------
           PHARMACEUTICALS (2.4%)
  1,700    Allergan, Inc.                                           113
  2,000    Forest Laboratories, Inc. *                              142
  2,700    Johnson & Johnson, Inc.                                  141
  1,260    Teva Pharmaceutical Industries Ltd. ADR                   84
                                                                --------
                                                                    480
                                                                --------
           PROPERTY & CASUALTY INSURANCE (1.2%)
    900    Ambac Financial Group, Inc.                               60
    912    Markel Corp. *                                           180
                                                                --------
                                                                    240
                                                                --------
           RESTAURANTS (3.0%)
  4,800    Cheesecake Factory, Inc. *                               170
  4,900    Krispy Kreme Doughnuts, Inc. *                           158
  8,300    P.F. Chang's China Bistro, Inc. *                        261
                                                                --------
                                                                    589
                                                                --------
           SEMICONDUCTOR EQUIPMENT (1.8%)
  8,200    ASML Holding N. V. *                                     124
  4,500    Cymer, Inc. *                                            158
  1,900    KLA-Tencor Corp. *                                        83
                                                                --------
                                                                    365
                                                                --------
           SEMICONDUCTORS (2.7%)
  5,400    Integrated Circuit Systems, Inc. *                       109
  9,300    Microchip Technology, Inc. *                             255
  6,270    Taiwan Semiconductor Manufacturing Co. Ltd. ADR *         81
    962    Texas Instruments, Inc.                                   23
  3,100    Xilinx, Inc. *                                            70
                                                                --------
                                                                    538
                                                                --------
           SPECIALTY STORES (3.7%)
  7,400    Bed Bath & Beyond, Inc. *                                280
  6,800    Cost Plus, Inc. *                                        207
  7,800    Williams-Sonoma, Inc. *                                  239
                                                                --------
                                                                    726
                                                                --------
           STEEL (0.9%)
  6,800    POSCO ADR                                                185
                                                                --------
           SYSTEMS SOFTWARE (1.7%)
  4,200    Adobe Systems, Inc.                                      120
  6,400    Symantec Corp. *                                         210
                                                                --------
                                                                    330
                                                                --------
           TRADING COMPANIES & DISTRIBUTORS (1.0%)
  5,200    Fastenal Co.                                             200
                                                                --------
           WIRELESS TELECOMMUNICATIONS SERVICES (0.9%)
  7,000    NTT DoCoMo, Inc. ADR                                     173
                                                                --------
           Total stocks (cost: $17,432)                          17,639
                                                                --------

                                    ________
                                      A-16

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
       PORTFOLIO OF INVESTMENTS (Continued)         JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

Principal                                                       Market
 Amount                                                         Value
 (000)                          Security                        (000)
--------                       ----------                     ---------

                MONEY MARKET INSTRUMENTS (0.5%)

  $100  Federal Home Loan Mortgage, DN, 1.88%, 7/01/2002
           (cost: $100)                                            100
                                                              --------
        Total investments (cost: $17,532)                     $ 17,739
                                                              ========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-30.

                                    ________
                                      A-17

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
       PORTFOLIO OF INVESTMENTS                     JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Market
   Number                                                             Value
 of Shares                      Security                              (000)
-----------                    ----------                          ---------

                         COMMON STOCKS (59.4%)

            ADVERTISING (2.1%)
  12,500    Interpublic Group of Companies, Inc.                  $   310
  23,600    R.H. Donnelley Corp. *                                    660
                                                                  --------
                                                                      970
                                                                  --------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
  10,500    Polo Ralph Lauren Corp. *                                 235
                                                                  --------
            APPAREL RETAIL (0.9%)
  30,500    Gap, Inc.                                                 433
                                                                  --------
            BANKS (1.8%)
  16,100    FleetBoston Financial Corp.                               521
   9,600    Popular, Inc.                                             323
                                                                  --------
                                                                      844
                                                                  --------
            BIOTECHNOLOGY (1.4%)
  20,100    Invitrogen Corp. *                                        643
                                                                  --------
            BROADCASTING & CABLE TV (1.4%)
   2,800    Clear Channel Communications, Inc. *                       90
  55,100    Liberty Media Corp. "A" *                                 551
                                                                  --------
                                                                      641
                                                                  --------
            CATALOG RETAIL (0.6%)
  12,500    USA Interactive, Inc. *                                   293
                                                                  --------
            COMPUTER HARDWARE (0.7%)
  20,900    Hewlett-Packard Co.                                       319
                                                                  --------
            COMPUTER STORAGE & PERIPHERALS (0.8%)
   6,400    Lexmark International, Inc. *                             348
                                                                  --------
            CONSUMER FINANCE (1.0%)
   9,400    Countrywide Credit Industries, Inc.                       454
                                                                  --------
            DISTILLERS & VINTNERS (0.8%)
   7,400    Diageo ADR                                                382
                                                                  --------
            DIVERSIFIED CHEMICALS (0.7%)
  28,300    Hercules, Inc. *                                          328
                                                                  --------
            DIVERSIFIED FINANCIAL SERVICES (4.1%)
   9,500    American Express Co.                                      345
  18,500    Freddie Mac                                             1,132
  20,800    Stilwell Financial, Inc.                                  379
                                                                  --------
                                                                    1,856
                                                                  --------
            ELECTRIC UTILITIES (0.3%)
   8,500    XCEL Energy, Inc.                                         143
                                                                  --------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.2%)
  13,900    American Power Conversion Corp. *                         175
   7,300    Emerson Electric Co.                                      391
                                                                  --------
                                                                      566
                                                                  --------
            ENVIRONMENTAL SERVICES (2.0%)
  47,100    Republic Services, Inc. *                                 898
                                                                  --------
            GENERAL MERCHANDISE STORES (0.6%)
   7,200    BJ's Wholesale Club, Inc. *                               277
                                                                  --------
            HEALTH CARE DISTRIBUTORS & SERVICES (1.0%)
  26,700    IMS Health, Inc.                                          479
                                                                  --------
            HOTELS, RESORTS & CRUISE LINES (0.5%)
  10,700    Royal Caribbean Cruises Ltd.                              209
                                                                  --------
            HOUSEHOLD PRODUCTS (0.9%)
   9,500    Clorox Co.                                                393
                                                                  --------
            INDUSTRIAL CONGLOMERATES (1.1%)
   9,100    Textron, Inc.                                             427
   7,300    Tyco International Ltd.                                    98
                                                                  --------
                                                                      525
                                                                  --------
            INDUSTRIAL MACHINERY (1.2%)
  15,400    Dover Corp.                                               539
                                                                  --------
            INFORMATION TECHNOLOGY CONSULTING & SERVICES (2.1%)
   8,100    Computer Sciences Corp. *                                 387
  11,800    Electronic Data Systems Corp.                             439
  13,000    Unisys Corp. *                                            117
                                                                  --------
                                                                      943
                                                                  --------
            INTEGRATED OIL & GAS (2.6%)
   7,495    ChevronTexaco Corp.                                       663
  17,000    Occidental Petroleum Corp.                                510
                                                                  --------
                                                                    1,173
                                                                  --------
            INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
  61,100    AT&T Corp.                                                654
  34,700    Sprint Corp. - FON Group                                  368
   7,700    Verizon Communications, Inc.                              309
                                                                  --------
                                                                    1,331
                                                                  --------
            LIFE & HEALTH INSURANCE (0.7%)
  12,000    UnumProvident Corp.                                       305
                                                                  --------
            MANAGED HEALTH CARE (0.7%)
   4,400    Wellpoint Health Networks, Inc. *                         342
                                                                  --------
            MOVIES & ENTERTAINMENT (0.5%)
  10,600    Fox Entertainment Group, Inc. "A" *                       231
                                                                  --------
            MULTI-UTILITIES & UNREGULATED POWER (0.7%)
   8,900    AES Corp. *                                                48
  30,600    Reliant Resources, Inc. *                                 268
                                                                  --------
                                                                      316
                                                                  --------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
   7,052    Anadarko Petroleum Corp.                                  348
                                                                  --------
            PACKAGED FOODS & MEAT (1.5%)
   7,400    H.J. Heinz Co.                                            304
  17,500    Sara Lee Corp.                                            361
                                                                  --------
                                                                      665
                                                                  --------
            PHARMACEUTICALS (8.8%)
  49,900    Bristol-Myers Squibb Co.                                1,282
  10,600    Elan Corp. ADR *                                           58
  23,800    Merck & Co., Inc.                                       1,205
  15,800    Pharmacia Corp.                                           592
  27,800    Schering-Plough Corp.                                     684
   7,900    Watson Pharmaceuticals, Inc. *                            200
                                                                  --------
                                                                    4,021
                                                                  --------

                                    ________
                                      A-18

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------

       PORTFOLIO OF INVESTMENTS (Continued)         JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    Market
   Number                                                            Value
 of Shares                     Security                              (000)
-----------                   ----------                           --------

            PROPERTY & CASUALTY INSURANCE (1.8%)
   5,500    MGIC Investment Corp.                                 $   373
  12,000    PMI Group, Inc.                                           458
                                                                  --------
                                                                      831
                                                                  --------
            RESTAURANTS (2.4%)
  27,000    McDonald's Corp.                                          768
  12,000    Yum! Brands, Inc. *                                       351
                                                                  --------
                                                                    1,119
                                                                  --------
            SEMICONDUCTORS (0.8%)
     246    Agere Systems, Inc. "A" *                                   -
   6,058    Agere Systems, Inc. "B" *                                   9
  15,100    Intel Corp.                                               276
   9,000    LSI Logic Corp. *                                          79
                                                                  --------
                                                                      364
                                                                  --------
            SOFT DRINKS (0.6%)
   7,500    Fomento Economico Mexicano S.A. de C.V. ADR               294
                                                                  --------
            SPECIALTY STORES (1.1%)
  14,900    Linens 'n Things, Inc. *                                  489
                                                                  --------
            SYSTEMS SOFTWARE (2.6%)
  12,900    Microsoft Corp. *                                         706
  14,700    Symantec Corp. *                                          483
                                                                  --------
                                                                    1,189
                                                                  --------
            TELECOMMUNICATION EQUIPMENT (0.2%)
  22,900    Lucent Technologies, Inc.                                  38
   8,000    Tellabs, Inc. *                                            50
                                                                  --------
                                                                       88
                                                                  --------
            TOBACCO (1.5%)
  11,800    Loews Corp.                                               319
   8,600    Philip Morris Companies, Inc.                             376
                                                                  --------
                                                                      695
                                                                  --------
            TRADING COMPANIES & DISTRIBUTORS (0.9%)
  11,200    Genuine Parts Co.                                         391
                                                                  --------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
  59,700    Nextel Communications, Inc. "A" *                         192
  14,100    Sprint Corp. - PCS Group *                                 63
                                                                  --------
                                                                      255
                                                                  --------
            Total common stocks (cost: $29,743)                    27,165
                                                                  --------

Principal                                                            Coupon or                Market
 Amount                                                               Discount                 Value
 (000)                             Security                             Rate     Maturity      (000)
---------                         ----------                          -------   ----------   --------

                CORPORATE OBLIGATIONS (20.9%)

           ASSET-BACKED FINANCING (2.3%)
 $1,000    Detroit Edison Securitization
             Funding, LLC                                               6.42%    3/01/2015    1,067
                                                                                            --------
           BANKS (2.5%)
  1,000    Imperial Bancorp, Subordinate Notes                          8.50     4/01/2009    1,140
                                                                                            --------
           CONSUMER FINANCE (2.1%)
 $1,000    Household Finance Corp., Notes                               6.38%    8/01/2010  $   960
                                                                                            --------
           ELECTRIC UTILITIES (4.8%)
  1,000    El Paso Electric Co., First Mortgage Bond                    9.40     5/01/2011    1,097
  1,000    Empire District Electric Co., Senior Notes                   7.70    11/15/2004    1,070
                                                                                            --------
                                                                                              2,167
                                                                                            --------
           ENVIRONMENTAL SERVICES (2.3%)
  1,000    Waste Management, Inc., Senior Notes                         7.38     8/01/2010    1,040
                                                                                            --------
           INDUSTRIAL MACHINERY (2.3%)
  1,000    Giddings and Lewis, Inc., Notes                              7.50    10/01/2005    1,059
                                                                                            --------
           METAL & GLASS CONTAINERS (2.3%)
  1,000    Pactiv Corp., Notes                                          7.20    12/15/2005    1,057
                                                                                            --------
           OIL & GAS EXPLORATION & PRODUCTION (2.3%)
  1,000    Devon Financing Corp., ULC                                   6.88     9/30/2011    1,043
                                                                                            --------
           Total corporate obligations (cost: $9,058)                                         9,533
                                                                                            --------
  U.S. TREASURY INFLATION INDEXED NOTE (4.7%)

  2,066    U.S. Treasury Inflation Indexed Note
              (cost: $2,112)                                            3.50     1/15/2011    2,137
                                                                                            --------

COMMERCIAL MORTGAGE BACKED SECURITY (2.3%)

  1,000    TIAA CMBS I Trust Commercial
              Mortgage (cost: $1,005)                                   6.56     6/19/2026    1,066
                                                                                            --------

      U.S. GOVERNMENT & AGENCY ISSUES(4.5%)

  1,000    Federal Home Loan Mortgage Corp.                             6.00     8/15/2013    1,030
  1,000    Federal Home Loan Mortgage Corp.                             6.00     6/15/2015    1,025
                                                                                            --------

           Total U.S. government & agency issues (cost: $2,004)                               2,055
                                                                                            --------

           MONEY MARKET INSTRUMENTS (5.4%)

  1,411    SSgA Prime Money Market Fund                                 1.78c    n/a          1,411
  1,063    UBS Finance, Inc., CP                                        2.00     7/01/2002    1,063
                                                                                            --------

           Total money market instruments (cost: $2,474)                                      2,474
                                                                                            --------
           Total investments (cost: $46,396)                                                $44,430
                                                                                            ========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-30.

                                    ________
                                      A-19

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
       PORTFOLIO OF INVESTMENTS                      JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 Market
  Number                                                          Value
of Shares                    Security                             (000)
---------                   ----------                          --------
                      COMMON STOCKS (98.1%)

           ADVERTISING (0.2%)
  6,000    TMP Worldwide, Inc.*                                 $   129
                                                                --------
           AEROSPACE & DEFENSE (2.7%)
 16,000    Boeing Co.                                               720
 31,300    Goodrich Corp.                                           855
                                                                --------
                                                                  1,575
                                                                --------
           ALUMINUM (2.0%)
 36,000    Alcoa, Inc.                                            1,193
                                                                --------
           APPAREL RETAIL (1.1%)
 32,000    TJX Companies, Inc.                                      628
                                                                --------
           AUTO PARTS & EQUIPMENT (1.6%)
 20,000    Lear Corp.*                                              925
                                                                --------
           AUTOMOBILE MANUFACTURERS (0.4%)
 14,215    Ford Motor Co.                                           228
                                                                --------
           BANKS (8.8%)
 21,368    Bank of America Corp.                                  1,503
 30,134    FleetBoston Financial Corp.                              975
 34,000    SouthTrust Corp.                                         888
  8,000    SunTrust Banks, Inc.                                     542
 36,000    Washington Mutual, Inc.                                1,336
                                                                --------
                                                                  5,244
                                                                --------
           BREWERS (1.0%)
 12,000    Anheuser-Busch Companies, Inc.                           600
                                                                --------
           BROADCASTING & CABLE TV (1.0%)
 60,000    Liberty Media Corp. "A"*                                 600
                                                                --------
           COMPUTER HARDWARE (2.5%)
 14,000    Dell Computer Corp.*                                     366
 37,000    Hewlett-Packard Co.                                      565
  8,000    IBM Corp.                                                576
                                                                --------
                                                                  1,507
                                                                --------
           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.4%)
  6,000    Cummins, Inc.                                            199
 26,000    Deere & Co.                                            1,245
                                                                --------
                                                                  1,444
                                                                --------
           DATA PROCESSING SERVICES (0.7%)
 12,000    First Data Corp.                                         446
                                                                --------
           DIVERSIFIED FINANCIAL SERVICES (5.2%)
 36,243    Citigroup, Inc.                                        1,404
 25,000    J. P. Morgan Chase & Co.                                 848
 19,000    Morgan Stanley Dean Witter & Co.                         819
                                                                --------
                                                                  3,071
                                                                --------
           ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
 24,000    Flextronics International Ltd. ADR*                      171
  8,600    Roper Industries, Inc.                                   321
 33,000    Sanmina-SCI Corp.*                                       208
                                                                --------
                                                                    700
                                                                --------
           FOREST PRODUCTS (1.6%)
 14,500    Weyerhaeuser Co.                                         926
                                                                --------
           GAS UTILITIES (1.0%)
 29,700    El Paso Corp.                                            612
                                                                --------
           GENERAL MERCHANDISE STORES (2.7%)
 29,000    Wal-Mart Stores, Inc.                                  1,595
                                                                --------
           HEALTH CARE SUPPLIES (0.4%)
  7,000    Alcon, Inc.*                                             240
                                                                --------
           HOME IMPROVEMENT RETAIL (0.4%)
  7,000    Home Depot, Inc.                                         257
                                                                --------
           HOTELS, RESORTS & CRUISE LINES (1.4%)
 25,000    Starwood Hotels & Resorts Worldwide, Inc.                822
                                                                --------
           HOUSEHOLD PRODUCTS (2.6%)
 21,000    Kimberly-Clark Corp.                                   1,302
  3,000    Procter & Gamble Co.                                     268
                                                                --------
                                                                  1,570
                                                                --------
           INDUSTRIAL CONGLOMERATES (2.7%)
 54,500    General Electric Co.                                   1,583
                                                                --------
           INDUSTRIAL MACHINERY (2.6%)
 13,600    Eaton Corp.                                              989
  6,260    EnPro Industries, Inc.*                                   33
 11,000    Parker-Hannifin Corp.                                    526
                                                                --------
                                                                  1,548
                                                                --------
           INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.8%)
 19,000    SunGard Data Systems, Inc.*                              503
                                                                --------
           INTEGRATED OIL & GAS (4.9%)
 10,000    ChevronTexaco Corp.                                      885
 32,000    Conoco, Inc.                                             889
 38,000    Occidental Petroleum Corp.                             1,140
                                                                --------
                                                                  2,914
                                                                --------
           INTEGRATED TELECOMMUNICATION SERVICES (3.7%)
 20,000    SBC Communications, Inc.                                 610
 36,800    Sprint Corp. - FON Group                                 391
 29,620    Verizon Communications, Inc.                           1,189
                                                                --------
                                                                  2,190
                                                                --------
           LIFE & HEALTH INSURANCE (1.5%)
 17,000    MetLife, Inc.                                            490
  6,500    Prudential Financial, Inc.*                              217
  7,000    UnumProvident Corp.                                      178
                                                                --------
                                                                    885
                                                                --------
           MANAGED HEALTH CARE (2.9%)
  6,000    Anthem, Inc.*                                            405
 13,500    CIGNA Corp.                                            1,315
                                                                --------
                                                                  1,720
                                                                --------
           MOVIES & ENTERTAINMENT (1.7%)
 25,000    AOL Time Warner, Inc.*                                   368
 33,000    The Walt Disney Co.                                      624
                                                                --------
                                                                    992
                                                                --------
           MULTI-LINE INSURANCE (2.5%)
 22,062    American International Group, Inc.                     1,505
                                                                --------
           NETWORKING EQUIPMENT (1.2%)
 50,700    Cisco Systems, Inc.*                                     707
                                                                --------

                                    ________
                                      A-20

                      USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
       PORTFOLIO OF INVESTMENTS (Continued)          JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        Market
  Number                                                Value
of Shares                  Security                     (000)
---------                 ----------                  ---------
          OFFICE SERVICES & SUPPLIES (2.6%)
  25,000  Avery Dennison Corp.                        $ 1,569
                                                      ---------
          OIL & GAS EXPLORATION & PRODUCTION (1.3%)
  13,000  Apache Corp.                                    747
                                                      ---------
          OIL & GAS DRILLING (1.5%)
  19,900  Helmerich & Payne, Inc.                         711
   5,000  Noble Corp.*                                    193
                                                      ---------
                                                          904
                                                      ---------
          PACKAGED FOODS & MEAT (1.9%)
      60  J. M. Smucker Co.                                 2
  21,000  Kraft Foods, Inc. "A"                           860
  12,000  Sara Lee Corp.                                  248
                                                      ---------
                                                        1,110
                                                      ---------
          PERSONAL PRODUCTS (0.2%)
   4,000  Gillette Co.                                    136
                                                      ---------
          PHARMACEUTICALS (9.7%)
  22,000  Abbott Laboratories                             828
  35,000  Bristol-Myers Squibb Co.                        899
  15,000  Johnson & Johnson, Inc.                         784
  23,000  Merck & Co., Inc.                             1,165
  28,915  Pharmacia Corp.                               1,083
  20,000  Wyeth                                         1,024
                                                      ---------
                                                        5,783
                                                      ---------
          PROPERTY & CASUALTY INSURANCE (2.3%)
  32,000  PMI Group, Inc.                               1,222
   7,100  Travelers Property Casualty Corp.*              126
                                                      ---------
                                                        1,348
                                                      ---------
          RAILROADS (1.6%)
  41,000  Norfolk Southern Corp.                          959
                                                      ---------
          REINSURANCE (1.8%)
  19,200  Everest RE Group Ltd.                         1,074
                                                      ---------
          RESTAURANTS (0.7%)
  10,000  Wendy's International, Inc.                     398
                                                      ---------
          SEMICONDUCTOR EQUIPMENT (0.5%)
  16,000  Applied Materials, Inc.*                        304
                                                      ---------
          SEMICONDUCTORS (2.7%)
  14,000  Analog Devices, Inc.*                           416
  43,000  Intel Corp.                                     786
   6,000  Micron Technology, Inc.*                        121
  11,000  Texas Instruments, Inc.                         261
                                                      ---------
                                                        1,584
                                                      ---------
          SOFT DRINKS (1.0%)
  10,500  Coca-Cola Co.                                   588
                                                      ---------
          SYSTEMS SOFTWARE (4.1%)
  36,000  Microsoft Corp.*                              1,969
  48,000  Oracle Corp.*                                   455
                                                      ---------
                                                        2,424
                                                      ---------
          TELECOMMUNICATION EQUIPMENT (0.6%)
  12,000  QUALCOMM, Inc.*                                 330
                                                      ---------
          WIRELESS TELECOMMUNICATION SERVICES (0.2%)
  28,000  Sprint Corp. - PCS Group*                       125
                                                      ---------
          Total common stocks (cost: $51,407)          58,242
                                                      ---------

Principal
 Amount
 (000)
---------
            MONEY MARKET INSTRUMENTS (1.9%)

  $ 1,167  SSgA Prime Money Market Fund, 1.78%c
           (cost: $1,167)                                1,167
                                                      ---------
           Total investments (cost: $52,574)           $59,409
                                                      =========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-30.

                                    ________
                                      A-21

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
       PORTFOLIO OF INVESTMENTS                     JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  Principal                                                           Coupon or              Market
   Amount                                                              Discount               Value
   (000)                 Security                                        Rate    Maturity     (000)
------------            ----------                                    ---------- --------  ---------
                CORPORATE OBLIGATIONS (36.4%)

$   1,000    American Airlines, Enhanced Equipment Trust,
                Pass thru Certificates, Series 2001-2,
                Class A-2                                               7.86%  10/01/2011  $ 1,086
      300    Caliber Systems, Inc., Notes                               7.80    8/01/2006      331
      500    CIT Group, Inc., Senior Notes                              7.75    4/02/2012      493
      500    Citigroup, Inc., Global Senior Notes                       6.50    1/18/2011      521
      500    Clorox Co., Notes                                          6.13    2/01/2011      514
      500    Delta Air Lines, Inc., Enhanced Equipment
                Trust, Pass thru Certificates,
                Class A-2, Series 2001-1,                               7.11    9/18/2011      529
      500    First Union Corp., Subordinated Notes                      7.50    7/15/2006      554
    1,000    Household Finance Co., Notes                               6.38   10/15/2011      958
      500    Kellogg Co., Notes                                         6.60    4/01/2011      525
      500    Pan Pacific Retail Properties, Inc., Notes                 7.95    4/15/2011      538
      500    Phillips Petroleum Co., Notes                              8.75    5/25/2010      594
      500    PSE&G Energy Holdings, Inc.,
                Senior Notes                                            8.63    2/15/2008      486
      125    TriNet Corporate Realty Trust, Inc., Dealer
                Remarketed Securities                                   6.75    3/01/2003      125
      500    Washington Mutual, Inc.,
                Subordinated Notes                                      8.25    4/01/2010      570
                                                                                           --------
             Total corporate obligations (cost: $7,388)                                      7,824
                                                                                           --------

               ASSET-BACKED SECURITY (1.8%)

      392    Nissan Auto, Series 2002B, Class A-1
                (cost: $392)                                            2.09    5/09/2003      393
                                                                                           --------

      U.S. GOVERNMENT & AGENCY ISSUES (43.7%)

             FEDERAL NATIONAL MORTGAGE ASSN. (17.8%)
      400    3.25%, 12/15/2003, Debentures                                                     405
    1,756    6.50%, 4/01/2031 - 3/01/2032, Mortgage-backed                                   1,794
    1,140    6.625%, 10/15/2007, Debentures                                                  1,252
      347    7.00%, 10/01/2026, Mortgage-backed                                                361
                                                                                           --------
                                                                                             3,812
                                                                                           --------
             GOVERNMENT NATIONAL MORTGAGE ASSN. (13.3%)
    2,145    6.00%, 4/15/2028                                                                2,161
      672    7.00%, 6/15/2029                                                                  700
                                                                                           --------
                                                                                             2,861
                                                                                           --------
             U.S. TREASURY BOND (4.1%)
      940    5.25%, 11/15/2028                                                                 884
                                                                                           --------
             U.S. TREASURY INFLATION INDEXED NOTES (8.5%)
      885    3.375%, 1/15/2007                                                                 921
      403    3.50%, 1/15/2011                                                                  417
      466    3.875%, 1/15/2009                                                                 494
                                                                                           --------
                                                                                             1,832
                                                                                           --------
             Total U.S. government & agency issues (cost: $9,071)                            9,389
                                                                                           --------

                                                                       Market
   Number                                                              Value
 of Shares                       Security                              (000)
-----------                     ----------                           --------
                         PREFERRED STOCKS (7.4%)

  15,000    Carramerica Reality Corp. "B", 8.57%
               cumulative redeemable                                 $   379
  12,000    Equity Residential Properties Trust depositary
               shares "C", 9.125% cumulative redeemable                  320
   6,000    Post Properties, Inc. "A", 8.50% cumulative
               redeemable                                                300
   6,000    Prologis Trust, Inc. "C", 8.54% cumulative
               redeemable                                                296
  12,000    Shurgard Storage Centers, Inc. "B", 8.80%
               cumulative redeemable                                     304
                                                                     --------
            Total preferred stocks (cost: $1,577)                      1,599
                                                                     --------

Principal
 Amount
 (000)
---------
                         MONEY MARKET INSTRUMENT (4.9%)

$  1,041    Duke Capital Corp. CP, 1.90%, 7/03/2002b (cost: $1,041)    1,041
                                                                    ---------
            Total investments (cost: $19,469)                       $ 20,246
                                                                    =========

                                    ________
                                      A-22

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS (Continued)      JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                      PORTFOLIO SUMMARY BY CONCENTRATION

U.S. Government                                                                        43.7%

Real Estate Investment Trusts                                                          10.5

Airlines                                                                                7.5

Electric Utilities                                                                      7.1

Banks                                                                                   5.2

Diversified Financial Services                                                          4.7

Consumer Finance                                                                        4.5

Integrated Oil & Gas                                                                    2.8

Packaged Foods & Meat                                                                   2.5

Household Products                                                                      2.4

Asset-Backed Financing                                                                  1.8

Air Freight & Logistics                                                                 1.5
                                                                                     --------

Total                                                                                  94.2%
                                                                                     ========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-30.

                                    ________
                                      A-23

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
          PORTFOLIO OF INVESTMENTS                 JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Market
  Number                                                              Value
 of Shares                      Security                              (000)
-----------                    ----------                           --------
                        FOREIGN STOCKS (65.2%)

           AUSTRIA (0.8%)
    1,900  Boehler-Uddeholm AG                                      $    92
      850  VA Technologie AG                                             22
    2,300  Vienna Airport (Flughafen Wien) AG                            79
                                                                    --------
                                                                        193
                                                                    --------
           BRAZIL (0.6%)
      300  Aracruz Celulose S.A. ADR (Preferred)                          6
      800  Brasil Telecom Participacoes S.A. ADR (Preferred)             23
      600  Companhia Brasileira de Distribuicao Grupo
              Pao de Acucar ADR (Preferred)                              11
      500  Companhia de Bebidas das Americas ADR (Preferred)              8
      800  Companhia Paranaense de Energia-Copel ADR (Preferred)          3
      700  Companhia Vale do Rio Doce (Preferred) "A"                    18
      342  Embraer Empresa Brasileira de Aeronautica
              S.A. ADR (Preferred)                                        7
    1,090  Petroleo Brasileiro S.A. (Preferred)                          19
1,161,000  Telemar Norte Leste S.A. (Preferred) "A"                      20
    4,200  Usiminas Siderurgicas de Minas Gerais S.A.
              (Local) (Preferred) "A"                                    10
                                                                    --------
                                                                        125
                                                                    --------
           CANADA (7.2%)
    3,300  Bank of Montreal                                              78
    1,500  BCE, Inc.                                                     26
    6,100  Canadian Imperial Bank of Commerce                           195
   11,000  Canadian National Railway Co.                                570
      500  Canadian Pacific Railway Ltd.                                 12
    3,300  Celestica, Inc. *                                             75
    3,500  Manulife Financial Corp.                                     100
    6,200  Nexen, Inc.                                                  170
    4,900  Sun Life Financial Services                                  106
   15,000  Suncor Energy, Inc.                                          268
    1,200  Talisman Energy, Inc.                                         54
                                                                    --------
                                                                      1,654
                                                                    --------
           CHINA (0.0%)A
      800  AsiaInfo Holdings, Inc. *                                     11
                                                                    --------
           DENMARK (0.5%)
    4,200  TDC A/S                                                      116
                                                                    --------
           FINLAND (2.5%)
    7,261  Metso OYJ                                                     94
   21,400  Nokia Corp. ADR                                              310
    5,800  Perlos Corp.                                                  33
   16,000  Sampo OYJ "A"                                                124
                                                                    --------
                                                                        561
                                                                    --------
           FRANCE (5.3%)
      400  Accor S.A.                                                    16
    3,675  Aventis S.A.                                                 260
    4,478  CNP Assurances                                               183
    1,143  Eramet Group                                                  36
    8,000  Gemplus International S.A. *                                  12
    3,165  Renault S.A.                                                 148
    1,400  Rhodia S.A.                                                   12
    2,129  Technip-Coflexip S.A.                                        224
    4,107  Total Fina S.A. ADR                                          332
                                                                    --------
                                                                      1,223
                                                                    --------
           GERMANY (3.2%)
    2,400  Bayerische Hypo Vereinsbank AG                                78
    2,900  Continental AG *                                              51
    5,000  E. On AG                                                     290
    1,100  Epcos AG *                                                    36
    3,600  Infineon Technologies AG *                                    57
    3,700  Merck KGaA                                                   100
    1,090  SAP AG                                                       107
    1,000  SAP AG ADR                                                    24
                                                                    --------
                                                                        743
                                                                    --------
           HONG KONG (0.4%)
    6,000  China Mobile Ltd. *                                           18
   12,000  China Resources Enterprise Ltd.                               14
    9,000  CITIC Pacific Ltd.                                            19
   16,000  Giordano International Ltd.                                   10
    2,000  Hong Kong Electric Holdings Ltd.                               7
    1,000  Hutchison Whampoa Ltd.                                         8
    3,100  Swire Pacific Ltd. "A"                                        16
                                                                    --------
                                                                         92
                                                                    --------
           HUNGARY (0.1%)
      300  MOL Magyar Olaj - es Gazipari Rt.                              6
    1,125  OTP Bank Rt.                                                   9
                                                                    --------
                                                                         15
                                                                    --------
           INDIA (0.1%)
      800  Dr. Reddy's Laboratories Ltd. ADR                             16
    1,200  HDFC Bank Ltd. ADR *                                          15
                                                                    --------
                                                                         31
                                                                    --------
           INDONESIA (0.2%)
   50,000  PT Bank Central Asia Tbk                                      15
   39,400  PT Hanjaya Mandala Sampoerna Tbk                              19
   40,000  PT Telekomunikasi Tbk                                         17
                                                                    --------
                                                                         51
                                                                    --------
           ISRAEL (0.1%)
      300  Teva Pharmaceutical Industries Ltd. ADR                       20
                                                                    --------
           ITALY (3.4%)
    1,200  ENI S.p.A.                                                    19
    4,400  ENI S.p.A. ADR                                               352
   18,250  Italgas S.p.A.                                               202
    5,300  Snam Rete Gas S.p.A.                                          16
   36,300  Telecom Italia S.p.A. Savings                                192
                                                                    --------
                                                                        781
                                                                    --------
           JAPAN (7.2%)
    4,000  Daibiru Corp.                                                 22
    7,000  Fujitsu Ltd.                                                  49
    3,000  Ito-Yokado Co. Ltd.                                          150

                                    ________
                                      A-24

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Market
   Number                                                             Value
 of Shares                       Security                             (000)
-----------                     ----------                          --------
    1,100  Meitec Corp.                                             $    36
   10,000  Mitsui Fudosan Co. Ltd.                                       88
      500  Murata Manufacturing Co. Ltd.                                 32
    9,000  Nikko Cordial Corp.                                           45
       40  Nippon Telegraph & Telephone Corp. (NTT)                     165
       40  NTT Docomo, Inc.                                              98
    2,300  Paris Miki, Inc.                                              49
    2,300  Sanix, Inc.                                                   56
    2,500  Shin-Etsu Chemical Co. Ltd.                                  107
    2,700  Sony Corp.                                                   143
   18,000  Sumitomo Corp.                                               109
    5,000  Sumitomo Electric Industries Ltd.                             35
    5,000  Suzuki Motor Corp.                                            62
    6,000  Takeda Chemical Industries Ltd.                              263
       37  West Japan Railway Co.                                       149
                                                                    --------
                                                                      1,658
                                                                    --------
           KOREA (1.4%)
    2,400  Chohung Bank *                                                11
      300  CJ39 Shopping Corp.                                           21
    1,600  Daeduck Electronics Co. Ltd.                                  15
      700  Daishin Securities Co.                                        11
      200  Hanil Cement Co. Ltd.                                          6
    1,000  Honam Petrochemical Corp.                                     20
    1,700  Kia Motors Corp. *                                            16
      600  Kookmin Bank                                                  29
      600  Korea Electric Power Corp.                                    11
      400  KT Corp. ADR                                                   9
      300  KT Freetel *                                                  10
      100  POSCO                                                         11
      300  Samsung Electro Mechanics Co. Ltd.                            14
      150  Samsung Electronics Co. Ltd.                                  41
      200  Samsung Fire & Marine Insurance Co. Ltd.                      12
    5,200  Samsung Heavy Industries Co. Ltd. *                           19
      180  Samsung SDI Co. Ltd.                                          14
    1,300  Shinhan Financial Group Co. Ltd.                              18
      100  Shinsegae Co. Ltd.                                            17
      600  SK Telecom Co. Ltd. ADR                                       15
                                                                    --------
                                                                        320
                                                                    --------
           MALAYSIA (0.4%)
    3,500  Genting Bhd                                                   13
   10,000  IJM Corp. Bhd                                                 14
    8,000  Perusahaan Otomobil Nasional Bhd                              20
   17,000  Public Bank Bhd (Local)                                       15
    9,000  Resorts World Bhd                                             25
                                                                    --------
                                                                         87
                                                                    --------
           MEXICO (0.5%)
    5,400  Alfa S.A. "A" *                                                9
    1,000  America Movil S.A. de C.V. ADR "L"                            13
      300  Cemex S.A. de C.V. ADR                                         8
      500  Fomento Economico Mexicano S.A. de C.V. ADR                   20
    9,000  Grupo Financiero Banorte S.A. de C.V. "O" *                   21
   18,000  Grupo Financiero BBVA Bancomer S.A. de C.V. "O" *             14
    5,300  Grupo Modelo S.A. de C.V. "C"                                 13
      140  Grupo Televisa S.A. de C.V. ADR *                              5
      500  Telefonos de Mexico S.A. de C.V. ADR "L"                      16
                                                                    --------
                                                                        119
                                                                    --------
           NETHERLANDS (6.3%)
    7,300  Akzo Nobel N.V.                                              317
    5,800  Fortis NL N.V.                                               123
    2,000  Gucci Group N.V.                                             189
   10,200  ING Groep N.V.                                               262
    1,100  Koninklijke Ahold N.V.                                        23
    6,144  Koninklijke KPN N.V. *                                        29
   10,622  Koninklijke Philips Electronics N.V.                         293
    2,100  Oce-van der Grinten N.V.                                      25
    8,600  Versatel Telecom International N.V. *                          2
    3,000  VNU N.V.                                                      83
    5,200  Vopak Kon N.V. *                                              98
                                                                    --------
                                                                      1,444
                                                                    --------
           NORWAY (1.2%)
   10,000  DNB Holdings ASA                                              55
   11,606  Statoil ASA                                                  103
   18,600  Storebrand ASA *                                             112
                                                                    --------
                                                                        270
                                                                    --------
           PORTUGAL (1.9%)
   34,277  Banco Comercial Portugues S.A.                               119
   26,000  Brisa-Auto Estradas de Portugal S.A.                         146
   13,902  Portugal Telecom, SGPS, S.A. ADR                              99
   10,181  Vodafone Telecel-Comunicacoes Pessoais S.A. *                 71
                                                                    --------
                                                                        435
                                                                    --------
           RUSSIA (0.3%)
      200  LUKoil Holdings ADR                                           13
      200  Mobile TeleSystems ADR                                         6
      200  Norilsk Nickel *                                               4
      500  OAO Gazprom ADR                                                8
    5,400  Sibneft *                                                     10
      840  Surgutneftegaz ADR                                            17
   86,300  Unified Energy Systems *                                       9
    1,000  YUKOS Oil Co.                                                  9
                                                                    --------
                                                                         76
                                                                    --------
           SINGAPORE (0.4%)
    5,000  City Developments Ltd.                                        16
   15,800  SembCorp Industries Ltd.                                      12
    7,600  SembCorp Logistics Ltd.                                       10
    2,000  United Overseas Bank Ltd.                                     14
    2,000  Venture Corp. Ltd.                                            16
   20,000  Want Want Holdings Ltd.                                       19
                                                                    --------
                                                                         87
                                                                    --------
           SOUTH AFRICA (0.5%)
    2,200  ABSA Group Ltd.                                                7
      400  Anglo American Platinum Corp.                                 16
    1,100  Anglo American plc                                            18
      600  Gold Fields Ltd. ADR                                           7

                                    ________
                                      A-25

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Market
   Number                                                             Value
 of Shares                       Security                             (000)
-----------                     ----------                          --------
      400  Impala Platinum Holdings Ltd.                            $    22
      400  Sappi Ltd.                                                     5
    1,600  SASOL Ltd.                                                    17
      700  South African Breweries plc                                    5
    3,500  Standard Bank Investment Corp. Ltd. *                         11
                                                                    --------
                                                                        108
                                                                    --------
           SPAIN (2.3%)
    9,365  Altadis S.A.                                                 193
   14,793  Banco Bilbao Vizcaya Argentaria S.A.                         167
    6,050  Repsol YPF S.A.                                               71
    3,676  Telefonica de Espana S.A. ADR *                               91
                                                                    --------
                                                                        522
                                                                    --------
           SWEDEN (4.4%)
   10,200  Autoliv, Inc. GDR                                            248
   75,335  Nordea AB                                                    409
    6,080  Skandinaviska Enskilda Banken "A"                             64
   33,615  Swedish Match AB                                             277
                                                                    --------
                                                                        998
                                                                    --------
           SWITZERLAND (2.2%)
    4,720  Novartis AG                                                  207
      233  Sulzer AG *                                                   50
    4,241  Syngenta AG                                                  254
                                                                    --------
                                                                        511
                                                                    --------
           TAIWAN (1.0%)
    4,000  Accton Technology Corp. *                                      7
   28,000  Advanced Semiconductor Engineering, Inc. *                    19
   12,320  Benq Corp.                                                    20
   22,000  Chinatrust Financial Holding Co. Ltd. *                       19
   10,000  Formosa Chemicals & Fibre Corp.                                9
   12,000  Fubon Financial Holding Co. Ltd.                              12
    2,200  Hon Hai Precision Industry Co. Ltd.                            9
   17,000  Nan Ya Plastic Corp.                                          16
   21,000  Pou Chen Corp. *                                              16
   38,399  SinoPac Holdings Co. *                                        17
   16,192  Taiwan Semiconductor Manufacturing Co. *                      33
    8,000  Unimicron Technology Corp.                                     8
   21,000  United Microelectronics Corp. *                               25
   20,000  Winbond Electronics Corp. *                                   11
                                                                    --------
                                                                        221
                                                                    --------
           THAILAND (0.2%)
    8,000  Bangkok Bank Public Co. Ltd. *                                13
   24,000  Bangkok Expressway Public Co. Ltd.                            10
    5,400  Land & Houses Public Co. Ltd. *                               10
    3,300  PTT Exploration & Production Public Co. Ltd.                   9
                                                                    --------
                                                                         42
                                                                    --------
           TURKEY (0.1%)
1,030,400  Arcelik A.S.                                                   7
  100,000  Enka Holding Yatirim A.S.                                      6
2,371,500  Hurriyet Gazetecilik ve Matbaacilik A.S. *                     7
1,981,139  Trakya Cam Sanayii A.S.                                        4
1,100,000  Turkiye Is Bankasi "C" *                                       3
                                                                    --------
                                                                         27
                                                                    --------
           UNITED KINGDOM (10.5%)
    3,503  AstraZeneca Group plc                                        145
   33,400  BHP Billiton plc                                             182
    2,700  BOC Group plc                                                 42
   12,100  Cable & Wireless plc                                          31
   29,700  Cadbury Schweppes plc                                        223
   11,028  Celltech Group plc *                                          87
   15,800  CGNU plc *                                                   127
   62,700  Cookson Group plc                                             46
   32,100  Corporate Services Group plc *                                18
    3,100  GlaxoSmithkline plc ADR                                      134
   16,800  HBOS plc                                                     182
   30,000  Old Mutual plc                                                43
   19,500  Reckitt Benckiser plc                                        350
   16,040  Reuters Group plc                                             85
   11,340  Royal Bank Scotland Group plc                                321
   10,200  Safeway plc                                                   44
   38,800  Tomkins plc                                                  150
    2,000  Vodafone Group plc ADR                                        27
   19,664  WPP Group plc                                                166
                                                                    --------
                                                                      2,403
                                                                    --------
           Total foreign stocks (cost: $13,012)                      14,944
                                                                    --------

                       DOMESTIC STOCKS (33.8%)

           ADVERTISING (0.2%)
    1,200  Omnicom Group, Inc.                                           55
                                                                    --------
           AEROSPACE & DEFENSE (0.2%)
      500  General Dynamics Corp.                                        53
                                                                    --------
           ALTERNATIVE CARRIERS (0.1%)
    4,600  Level 3 Communications, Inc. *                                14
                                                                    --------
           BANKS (0.7%)
    3,700  Northern Trust Corp.                                         163
                                                                    --------
           BIOTECHNOLOGY (0.3%)
    1,000  Genentech, Inc. *                                             34
      500  Human Genome Sciences, Inc. *                                  7
    1,000  IDEC Pharmaceuticals Corp. *                                  35
                                                                    --------
                                                                         76
                                                                    --------
           BREWERS (0.5%)
    2,100  Anheuser-Busch Companies, Inc.                               105
                                                                    --------
           BROADCASTING & CABLE TV (2.3%)
    5,300  Clear Channel Communications, Inc. *                         170
   12,400  Comcast Corp. "A" *                                          295
    3,000  EchoStar Communications Corp. "A" *                           56
                                                                    --------
                                                                        521
                                                                    --------
           BUILDING PRODUCTS (0.2%)
      600  American Standard Companies, Inc. *                           45
                                                                    --------
           COMPUTER & ELECTRONIC RETAIL (0.6%)
    3,750  Best Buy Co., Inc. *                                         136
                                                                    --------

                                    ________
                                      A-26

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Market
   Number                                                             Value
 of Shares                       Security                             (000)
-----------                     ----------                          --------
           COMPUTER HARDWARE (1.7%)
   12,500  Dell Computer Corp. *                                    $   327
      800  IBM Corp.                                                     57
    8,300  Palm, Inc. *                                                  15
                                                                    --------
                                                                        399
                                                                    --------
           CONSTRUCTION MATERIALS (0.5%)
    2,800  Vulcan Materials Co.                                         123
                                                                    --------
           DATA PROCESSING SERVICES (1.3%)
    1,800  Automatic Data Processing, Inc.                               78
    5,800  First Data Corp.                                             216
                                                                    --------
                                                                        294
                                                                    --------
           DIVERSIFIED CHEMICALS (0.4%)
    2,500  Dow Chemical Co.                                              86
                                                                    --------
           DIVERSIFIED FINANCIAL SERVICES (1.2%)
    8,200  Charles Schwab Corp.                                          92
      600  Moody's Corp.                                                 30
    3,500  Morgan Stanley Dean Witter & Co.                             150
                                                                    --------
                                                                        272
                                                                    --------
           DRUG RETAIL (0.4%)
    2,400  Walgreen Co.                                                  93
                                                                    --------
           ENVIRONMENTAL SERVICES (0.6%)
    6,800  Republic Services, Inc. *                                    130
                                                                    --------
           FOOD RETAIL (0.3%)
    2,200  Safeway, Inc. *                                               64
                                                                    --------
           GENERAL MERCHANDISE STORES (1.2%)
    4,900  Wal-Mart Stores, Inc.                                        270
                                                                    --------
           HEALTH CARE EQUIPMENT (0.5%)
    1,300  Baxter International, Inc.                                    58
    1,400  Medtronic, Inc.                                               60
                                                                    --------
                                                                        118
                                                                    --------
           HEALTH CARE FACILITIES (0.2%)
      600  Tenet Healthcare Corp. *                                      43
                                                                    --------
           HOTELS, RESORTS & CRUISE LINES (1.0%)
    6,700  Starwood Hotels & Resorts Worldwide, Inc.                    220
                                                                    --------
           HOUSEHOLD PRODUCTS (0.5%)
    2,200  Colgate-Palmolive Corp.                                      110
                                                                    --------
           INDUSTRIAL CONGLOMERATES (0.5%)
      900  3M Co.                                                       111
                                                                    --------
           INDUSTRIAL MACHINERY (1.2%)
      500  Manitowoc Co., Inc.                                           17
    2,100  SPX Corp. *                                                  247
                                                                    --------
                                                                        264
                                                                    --------
           INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.2%)
      800  Affiliated Computer Services, Inc. "A" *                      38
                                                                    --------
           INSURANCE BROKERS (0.8%)
    2,000  Marsh & McLennan Companies, Inc.                             193
                                                                    --------
           INTEGRATED OIL & GAS (0.4%)
    2,400  Exxon Mobil Corp.                                             98
                                                                    --------
           MOVIES & ENTERTAINMENT (0.3%)
    5,500  AOL Time Warner, Inc. *                                       81
                                                                    --------
           MULTI-LINE INSURANCE (0.7%)
    2,400  American International Group, Inc.                           164
                                                                    --------
           NETWORKING EQUIPMENT (0.3%)
    4,600  Cisco Systems, Inc. *                                         64
                                                                    --------
           OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      900  Anadarko Petroleum Corp.                                      44
                                                                    --------
           OIL & GAS EQUIPMENT & SERVICES (0.2%)
    1,600  Baker Hughes, Inc.                                            53
                                                                    --------
           PACKAGED FOODS & MEAT (0.4%)
    1,600  Wrigley, Wm. Jr. Co.                                          89
                                                                    --------
           PAPER PACKAGING (0.8%)
    4,800  Sealed Air Corp. *                                           193
                                                                    --------
           PERSONAL PRODUCTS (0.5%)
    3,300  Gillette Co.                                                 112
                                                                    --------
           PHARMACEUTICALS (4.8%)
    1,700  Abbott Laboratories                                           64
    1,900  Allergan, Inc.                                               127
    4,500  Bristol-Myers Squibb Co.                                     116
    1,300  Eli Lilly & Co.                                               73
    3,000  Johnson & Johnson, Inc.                                      157
    2,300  Merck & Co., Inc.                                            116
    7,500  Pfizer, Inc.                                                 263
    3,600  Wyeth                                                        184
                                                                    --------
                                                                      1,100
                                                                    --------
           PROPERTY & CASUALTY INSURANCE (1.4%)
        3  Berkshire Hathaway, Inc. "A" *                               201
       35  Berkshire Hathaway, Inc. "B" *                                78
      800  MBIA, Inc.                                                    45
                                                                    --------
                                                                        324
                                                                    --------
           SEMICONDUCTOR EQUIPMENT (0.6%)
    6,800  Applied Materials, Inc. *                                    129
                                                                    --------
           SEMICONDUCTORS (1.6%)
    8,000  Intel Corp.                                                  146
    1,300  Intersil Corp. "A" *                                          28
    3,100  Linear Technology Corp.                                       97
    4,500  Texas Instruments, Inc.                                      107
                                                                    --------
                                                                        378
                                                                    --------
           SOFT DRINKS (0.5%)
    2,000  Coca-Cola Co.                                                112
                                                                    --------
           SPECIALTY STORES (0.7%)
    4,700  Tiffany & Co.                                                165
                                                                    --------
           SYSTEMS SOFTWARE (1.8%)
    7,200  Microsoft Corp. *                                            394
    1,300  VERITAS Software Corp. *                                      26
                                                                    --------
                                                                        420
                                                                    --------

                                    ________
                                      A-27

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
     PORTFOLIO OF INVESTMENTS (Continued)           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Market
   Number                                                              Value
 of Shares                         Security                            (000)
-----------                       ----------                         ---------
             TELECOMMUNICATION EQUIPMENT (0.9%)
    5,900    JDS Uniphase Corp. *                                    $     16
    6,700    QUALCOMM, Inc. *                                             184
                                                                     ---------
                                                                          200
                                                                     ---------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    4,100    Sprint Corp. - PCS Group *                                    18
                                                                     ---------
             Total domestic stocks (cost: $8,339)                       7,740
                                                                     ---------

             Total investments (cost: $21,351)                       $ 22,684
                                                                     =========

                                    ________
                                      A-28

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
      PORTFOLIO OF INVESTMENTS (Continued)          JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                       PORTFOLIO SUMMARY BY CONCENTRATION

Pharmaceuticals                                                           10.2%

Banks                                                                      9.0

Integrated Oil & Gas                                                       5.9

Diversified Financial Services                                             4.2

Integrated Telecommunication Services                                      3.6

Railroads                                                                  3.2

Specialty Chemicals                                                        3.1

Telecommunication Equipment                                                2.6

Broadcasting & Cable TV                                                    2.3

Semiconductors                                                             2.3

Tobacco                                                                    2.1

Household Products                                                         2.0

Consumer Electronics                                                       1.9

Industrial Machinery                                                       1.9

General Merchandise Stores                                                 1.8

Systems Software                                                           1.8

Computer Hardware                                                          1.7

Life & Health Insurance                                                    1.7

Industrial Conglomerates                                                   1.5

Multi-Line Insurance                                                       1.5

Soft Drinks                                                                1.5

Property & Casualty Insurance                                              1.4

Auto Parts & Equipment                                                     1.3

Data Processing Services                                                   1.3

Multi-Utilities & Unregulated Power                                        1.3

Oil & Gas Equipment & Services                                             1.2

Oil & Gas Exploration &  Production                                        1.2

Wireless Telecommunication Services                                        1.2

Automobile Manufacturers                                                   1.1

Advertising                                                                1.0

Diversified Metals & Mining                                                1.0

Hotels, Resorts & Cruise Lines                                             1.0

Other                                                                     20.2
                                                                        --------
Total                                                                     99.0%
                                                                        ========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-30.

                                    ________
                                      A-29

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
                                                    JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in Note 1 to the Trust's financial statements.

The percentages shown represent the percentage of the investments to net assets. At June 30, 2002, investments in foreign securities were 9.2% and 2.3% of the net assets of the USAA Life Agressive Growth Fund and the USAA Life Diversified Assets Fund, respectively.

ADR American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.dollars.

GDR Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

TREASURY INFLATION INDEXED NOTES
Securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

SPECIFIC NOTES
(a) Represents less than 0.1% of net assets.

(b) This security is not registered under the Securities Act of 1933. Resale of this security in the United States may occur in an exempt transaction to qualified institutional buyers as defined by Rule 144A, and as such, is generally deemed by the Manager to be liquid under guidelines established by the Trust's Board of Trustees. At June 30, 2002, this security represented 4.9% of the USAA Life Income Fund's net assets.

(c) The rate shown is the annualized seven-day yield at period end.

* Non-income producing security.

PORTFOLIO DESCRIPTION ABBREVIATIONS

CP     Commercial Paper
----------------------------------------
DN     Discount Note
----------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-35.

                                    ________
                                      A-30

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
      (In Thousands, Except Per Share Data)         JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   USAA LIFE    USAA LIFE    USAA LIFE    USAA LIFE     USAA LIFE
                                                   AGGRESSIVE  DIVERSIFIED   GROWTH AND    INCOME      WORLD GROWTH
                                                  GROWTH FUND  ASSETS FUND  INCOME FUND     FUND           FUND
                                                  -----------  -----------  -----------   ---------    ------------
ASSETS
  Investments in securities, at market value
    (identified cost of $17,532, $46,396, $52,574,
    $19,469, and $21,351, respectively)            $  17,739    $  44,430    $ 59,409     $  20,246     $  22,684
  Cash                                                    45            1           -         1,028           105
  Cash denominated in foreign currencies
    (identified cost of $87)                               -            -           -             -            90
  Receivables:
    Capital shares sold                                    -            4           -             -             1
    Dividends and interest                                 5          253          86           255            55
    Securities sold                                    5,800        1,104           -             -             -
                                                   ---------    ---------    --------     ---------     ---------
      Total assets                                    23,589       45,792      59,495        21,529        22,935
                                                   ---------    ---------    --------     ---------     ---------
LIABILITIES
  Securities purchased                                 3,808            -           -             -             1
  Unrealized depreciation on
    foreign currency contracts held, at value              1            -           -             -             -
  Capital shares redeemed                                 11           81          81            14             8
  Accrued advisory fees                                    -            -          11             -             -
  Accrued administrative fees                              -            -           3             -             -
  Accounts payable and accrued expenses                    4            8          14            13             5
                                                   ---------    ---------    --------     ---------     ---------
      Total liabilities                                3,824           89         109            27            14
                                                   ---------    ---------    --------     ---------     ---------
        Net assets applicable to capital
          shares outstanding                       $  19,765    $  45,703    $ 59,386     $  21,502     $  22,921
                                                   =========    =========    ========     =========     =========

NET ASSETS CONSIST OF:
  Paid-in capital                                  $  20,655    $  45,963    $ 52,616     $  21,961     $  22,915
  Accumulated undistributed net
    investment income (loss)                             (57)         749         396           687           175
  Accumulated net realized gain (loss)
    on investments                                    (1,040)         957        (461)       (1,923)       (1,507)
  Net unrealized appreciation
    (depreciation) of investments                        207       (1,966)      6,835           777         1,333
  Net unrealized appreciation
    on foreign currency translations                       -            -           -             -             5
                                                   ---------    ---------    --------     ---------     ---------
      Net assets applicable to
        capital shares outstanding                 $  19,765    $  45,703    $ 59,386     $  21,502     $  22,921
                                                   =========    =========    ========     =========     =========

  Capital shares outstanding, unlimited
    number of shares authorized, no par value          1,547        4,104       4,146         2,108         2,227
                                                   =========    =========    ========     =========     =========

  Net asset value, redemption price,
    and offering price per share                   $   12.77    $   11.14    $  14.32     $   10.20     $   10.29
                                                   =========    =========    ========     =========     =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-35.

                                    ________
                                      A-31

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
           (In Thousands)       SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   USAA LIFE      USAA LIFE     USAA LIFE      USAA LIFE    USAA LIFE
                                                  AGGRESSIVE     DIVERSIFIED   GROWTH AND        INCOME    WORLD GROWTH
                                                  GROWTH FUND    ASSETS FUND   INCOME FUND        FUND         FUND
                                                 ------------   ------------   ------------   ----------   ------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Dividends (net of foreign taxes withheld
      of $0, $1, $0, $0, and $32, respectively)  $         20   $        188   $        498   $       41   $        258
    Interest                                                3            641             15          654              2
    Fees from securities loaned                             1              -              -            -              -
                                                 ------------   ------------   ------------   ----------   ------------
      Total income                                         24            829            513          695            260
                                                 ------------   ------------   ------------   ----------   ------------
  Expenses:
    Advisory fees                                          58             46             68           22             24
    Administrative fees                                    33             34             28           27             65
    Custodian's fees                                       18             16             17           11             61
    Shareholder reporting fees                              3              3              6            2              2
    Trustees' fees                                          3              3              3            3              3
    Professional fees                                      18             19             19           19             26
    Other                                                   2              2              1            1              2
                                                 ------------   ------------   ------------   ----------   ------------
      Total expenses                                      135            123            142           85            183
    Expenses reimbursed                                   (52)           (43)           (25)         (46)          (103)
    Expenses paid indirectly                               (2)             -              -           (1)            (1)
                                                 ------------   ------------   ------------   ----------   ------------
      Net expenses                                         81             80            117           38             79
                                                 ------------   ------------   ------------   ----------   ------------
        Net investment income (loss)                      (57)           749            396          657            181
                                                 ------------   ------------   ------------   ----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
    Investments                                          (547)           957           (448)        (659)          (226)
    Foreign currency transactions                           -              -              -            -             (3)
  Change in net unrealized appreciation/
    depreciation of:
      Investments                                      (4,242)        (5,206)        (8,737)         455         (1,479)
      Foreign currency translations                         -              -              -            -              7
                                                 ------------   ------------   ------------   ----------   ------------
           Net realized and unrealized loss            (4,789)        (4,249)        (9,185)        (204)        (1,701)
                                                 ------------   ------------   ------------   ----------   ------------
Increase (decrease) in net assets resulting
  from operations                                $     (4,846)  $     (3,500)  $     (8,789)  $      453   $     (1,520)
                                                 ============   ============   ============   ==========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-35.

                                    ________
                                      A-32

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
   (In Thousands)       SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED), AND
                        YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                     USAA LIFE                         USAA LIFE
                                                               AGGRESSIVE GROWTH FUND           DIVERSIFIED ASSETS FUND
                                                             --------------------------       ---------------------------
                                                               6/30/02       12/31/01           6/30/02        12/31/01
                                                             ----------    -----------        ----------     -----------
From operations:
  Net investment income (loss)                               $    (57)     $     (107)        $     749      $   1,250
  Net realized gain (loss) on
    investments                                                  (547)          1,299               957          2,370
  Change in net unrealized appreciation/depreciation of
    investments                                                (4,242)        (13,093)           (5,206)         1,056
                                                             ---------     -----------        ----------     ----------
    Increase (decrease) in net assets resulting
      from operations                                          (4,846)        (11,901)           (3,500)         4,676
                                                             ---------     -----------        ----------     ----------
Distributions to shareholders from:
  Net investment income                                             -               -            (1,248)        (1,287)
                                                             ---------     -----------        ----------     ----------
  Net realized gains                                                -             (12)           (2,364)        (3,139)
                                                             ---------     -----------        ----------     ----------
From capital share transactions:
  Proceeds from shares sold                                     1,040           4,556             8,094          6,613
  Dividend reinvestments                                            -              12             3,612          4,426
  Cost of shares redeemed                                      (2,233)        (36,093)           (1,754)        (2,036)
                                                             ---------     -----------        ----------     ----------
    Increase (decrease) in net assets from
      capital share transactions                               (1,193)        (31,525)            9,952          9,003
                                                             ---------     -----------        ----------     ----------
Net increase (decrease) in net assets:                         (6,039)        (43,438)            2,840          9,253
Net assets:
  Beginning of period                                          25,804          69,242            42,863         33,610
                                                             ---------     -----------        ----------     ----------
  End of period                                              $ 19,765      $   25,804         $  45,703      $  42,863
                                                             =========     ===========        ==========     ==========
Accumulated undistributed net investment income (loss):
  End of period                                              $    (57)     $        -         $     749      $   1,248
                                                             =========     ===========        ==========     ==========
Change in shares outstanding:
  Shares sold                                                      73             276               638            515
  Shares issued for dividends reinvested                            -               1               303            346
  Shares redeemed                                                (157)         (1,996)             (145)          (158)
                                                             ---------     -----------        ----------     ----------
    Increase (decrease) in shares outstanding                     (84)         (1,719)              796            703
                                                             =========     ===========        ==========     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-35.

                                    ________
                                      A-33

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
   (In Thousands)       SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED), AND
                        YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                        USAA LIFE                 USAA LIFE                USAA LIFE
                                                  GROWTH AND INCOME FUND         INCOME FUND           WORLD GROWTH FUND
                                                  ----------------------    ---------------------    ---------------------
                                                   6/30/02     12/31/01      6/30/02     12/31/01     6/30/02     12/31/01
                                                  --------    ---------     --------    ---------    --------    ---------
From operations:
   Net investment income                          $    396     $    960     $    657     $  1,219    $    181     $    274
   Net realized gain (loss) on:
      Investments                                     (448)       1,756         (659)        (180)       (226)        (852)
      Foreign currency translations                      -            -            -            -          (3)         (21)
   Change in net unrealized appreciation/
      depreciation of:
      Investments                                   (8,737)      (7,415)         455           47      (1,479)      (4,968)
      Foreign currency translations                      -            -            -            -           7          (14)
                                                  ---------    ---------    ---------    ---------   ---------    ---------
      Increase (decrease) in net assets resulting
         from operations                            (8,789)      (4,699)         453        1,086      (1,520)      (5,581)
                                                  ---------    ---------    ---------    ---------   ---------    ---------
Distributions to shareholders from:
   Net investment income                              (960)      (1,078)      (1,219)        (894)        (17)        (306)
                                                  ---------    ---------    ---------    ---------   ---------    ---------
   Net realized gains                               (1,718)      (3,990)           -            -           -            -
                                                  ---------    ---------    ---------    ---------   ---------    ---------
From capital share transactions:
   Proceeds from shares sold                         1,051        4,714        1,754       11,809         296          527
   Dividend reinvestments                            2,678        5,068        1,219          894          17          306
   Cost of shares redeemed                          (3,388)      (7,249)      (3,941)      (3,159)     (1,089)      (2,974)
                                                  ---------    ---------    ---------    ---------   ---------    ---------
      Increase (decrease) in net assets from
         capital share transactions                    341        2,533         (968)       9,544        (776)      (2,141)
                                                  ---------    ---------    ---------    ---------   ---------    ---------
Net increase (decrease) in net assets:             (11,126)      (7,234)      (1,734)       9,736      (2,313)      (8,028)
Net assets:
   Beginning of period                              70,512       77,746       23,236       13,500      25,234       33,262
                                                  ---------    ---------    ---------    ---------   ---------    ---------
   End of period                                  $ 59,386     $ 70,512     $ 21,502     $ 23,236    $ 22,921     $ 25,234
                                                  =========    =========    =========    =========   =========    =========
Accumulated undistributed net
   investment income:
   End of period                                  $    396     $    960     $    687     $  1,247    $    175     $     10
                                                  =========    =========    =========    =========   =========    =========
Change in shares outstanding:
   Shares sold                                          63          258          167        1,103          27           45
   Shares issued for dividends reinvested              168          270          122           87           2           28
   Shares redeemed                                    (211)        (411)        (372)        (294)       (100)        (256)
                                                  ---------    ---------    ---------    ---------   ---------    ---------
      Increase (decrease) in shares outstanding         20          117          (83)         896         (71)        (183)
                                                  =========    =========    =========    =========   =========    =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-35.

                                    ________
                                      A-34

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                    JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of five separate funds.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance contracts offered by USAA Life Insurance Company (USAA Life).

The investment objectives of the Funds are as follows:

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and current income.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE WORLD GROWTH FUND: Long-term capital appreciation.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

[1] Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

[2] Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

[3] Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

[4] Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

[5] Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the investment adviser under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts and USAA Life. Therefore, no federal income tax provision is required. As a result of certain differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities of the following funds: the USAA Life Income Fund to decrease paid-in capital and increase undistributed net investment income by $2,000; and the USAA Life World Growth Fund to decrease paid-in capital by $37,000, increase accumulated undistributed net investment income by $4,000, and decrease accumulated net realized loss on investments by $33,000.

The tax basis of distributions and components of net assets will be determined based upon the Funds' tax year-end of December 31,2002, in accordance with applicable tax law.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term and long-term securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The assets of the USAA Life Aggressive Growth and USAA Life World Growth Funds may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the accounting records of the Funds are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                                    ________
                                      A-35

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           (Continued)              JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT
The Funds participate with other USAA funds in a joint, short-term, revolving, committed loan agreement of $400 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA Investment Management Company (USAA IMCO). The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. None of the Funds had any borrowings under this agreement during the six-month period ended June 30, 2002.

3) DISTRIBUTIONS
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Accounts and USAA Life, annually or as otherwise required to avoid the payment of federal taxes. USAA Life is a shareholder only in the USAA Life World Growth Fund.

At December 31, 2001, the USAA Life Aggressive Growth Fund, USAA Life Income Fund, and the USAA Life World Growth Fund had capital loss carryovers for federal income tax purposes of $493,000, $1,226,000, and $1,020,000, respectively, which, if not offset by subsequent capital gains, will expire between 2009 and 2010. It is unlikely that the Board of Trustees of the Funds will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2002, were as follows:

                     USAA LIFE     USAA LIFE     USAA LIFE       USAA LIFE    USAA LIFE
                     AGGRESSIVE   DIVERSIFIED   GROWTH AND        INCOME        WORLD
                    GROWTH FUND   ASSETS FUND   INCOME FUND        FUND      GROWTH FUND
                    -----------   -----------   -----------     ----------   ------------
Purchases           $ 30,985,000  $ 19,788,000  $ 3,397,000    $ 2,897,000   $ 3,713,000
Sales/Maturities    $ 34,264,000  $ 15,899,000  $ 4,840,000    $ 6,933,000   $ 3,613,000

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2002, were as follows:

                 USAA LIFE      USAA LIFE      USAA LIFE     USAA LIFE      USAA LIFE
                AGGRESSIVE     DIVERSIFIED     GROWTH AND     INCOME         WORLD
                GROWTH FUND    ASSETS FUND    INCOME FUND      FUND        GROWTH FUND
               ------------   ------------   -------------   ----------    ------------
Appreciation   $ 1,275,000    $ 3,011,000    $ 14,388,000    $ 853,000     $ 4,904,000
Depreciation    (1,068,000)    (4,977,000)     (7,553,000)     (76,000)     (3,571,000)
               ------------   ------------   -------------   ----------    ------------

Net            $   207,000    $(1,966,000)   $  6,835,000    $ 777,000     $ 1,333,000
               ============   ============   =============   ==========    ============

                                    ________
                                      A-36

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           (Continued)              JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5)  FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund currently enter into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Funds foregoing the opportunity for potential profit.

At June 30, 2002, the terms of open currency contracts for the USAA Life Aggressive Growth Fund were as follows (in thousands):

Currency Contracts to Buy:

                                      U.S. DOLLAR VALUE    IN EXCHANGE      UNREALIZED      UNREALIZED
EXCHANGE DATE   CONTRACTS TO RECEIVE   AS OF 06/30/02    FOR U.S. DOLLAR   APPRECIATION    DEPRECIATION
-------------   --------------------  -----------------  ---------------   ------------    ------------
  07/03/02       324 Euro Currency         $   319            $   320          $   -          $    (1)
  07/03/02       123 Euro Currency             122                122              -                -
                                           ---------         ----------        -------        ----------
                                           $   441            $   442          $   -          $    (1)
                                           =========         ==========        =======        ==========

The USAA Life World Growth Fund did not have any open currency contracts at June 30, 2002.

6) LENDING OF PORTFOLIO SECURITIES
The Funds' may lend their securities to qualified financial institutions, such as certain broker dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Funds retain a portion of income from the investment of cash received as collateral. Risks to the Funds in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. None of the Funds had securities on loan as of June 30, 2002.

7) TRANSACTIONS WITH AFFILIATES
A. ADVISORY FEES - USAA IMCO directly manages the non-equity portions of the Funds' assets and provides portfolio management oversight of the portion of the Funds' assets managed by subadvisers. USAA IMCO is an indirectly wholly owned subsidiary of USAA. The Funds' advisory fees are computed at an annualized rate of .50% of the monthly average net assets of the USAA Life Aggressive Growth Fund and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month.

On June 21, 2002, the Trust's Board of Trustees (the Board) approved proposals by USAA IMCO to restructure the manner in which the Funds' assets are managed by having one or more unaffiliated subadvisers directly manage the equity portion of the Funds' investments, subject to oversight by USAA IMCO and the Board. The Board terminated the existing investment advisory agreement between the Funds and USAA IMCO (Former Agreement) and approved both a new interim investment advisory agreement with USAA IMCO (Interim Agreement) and interim investment subadvisory agreements (Interim Subadvisory Agreements) between USAA IMCO and certain subadvisers. These interim agreements took effect on June 28, 2002.

Under the Interim Agreement, USAA IMCO serves as the manager and investment adviser for the Funds and provides portfolio management oversight of the portion of the Funds' assets managed by the subadvisers, rather than directly managing those assets. USAA IMCO continues to directly manage the non-equity portion of the Funds' assets, including all of the assets of the USAA Life Income Fund. The Funds pay USAA IMCO advisory fees at the same rates under the Interim Agreement that they paid under the Former Agreement. Under the Interim Subadvisory Agreements,

                                    ________
                                      A-37

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           (Continued)              JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

the subadvisers direct the investment and reinvestment of the equity portion of the Funds' assets (as allocated from time to time by USAA IMCO).

The Interim Agreement and the Interim Subadvisory Agreements typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Funds and USAA IMCO and investment subadvisory agreements (Subadvisory Agreements) between USAA IMCO and the subadvisers. The Proposed Agreement and Subadvisory Agreements will be submitted to shareholders of the Funds at a meeting that is expected to be held on October 31, 2002.

USAA IMCO has entered into Interim Subadvisory Agreements with the following subadvisers:

Marsico Capital Management, LLC:
  USAA Life Aggressive Growth Fund

MFS Investment Management:
  USAA Life World Growth Fund

Wellington Management Company, LLP:
  USAA Life Diversified Assets Fund and
  USAA Life Growth and Income Fund

USAA IMCO (not the Funds) pays each subadviser a fee in the annual amount of ..20% of the Funds' average daily net assets that the subadviser manages.

B. ADMINISTRATIVE FEES - As outlined in the Underwriting and Administrative Services Agreement by and among USAA Life, the Trust and USAA IMCO, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting duties under the Underwriting and Administrative Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services.

C. EXPENSES REIMBURSED - USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed .65% of the monthly average net assets of the USAA Life World Growth Fund, .70% of the monthly average net assets of the USAA Life Aggressive Growth Fund, and .35% of the monthly average net assets of each other Fund. Expenses include advisory and administrative fees discussed above.

D. UNDERWRITING AND ADMINISTRATIVE SERVICES AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. USAA IMCO receives no commissions or fees for this service.

E. SHARE OWNERSHIP - At June 30, 2002, USAA Life owned 713,000 shares (32%) of the USAA Life World Growth Fund. All other shares are owned by the Separate Accounts.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

8) CHANGE OF INDEPENDENT AUDITORS
On June 21, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Funds' independent auditor and voted to appoint Ernst & Young LLP for the fiscal year ended December 31, 2002. KPMG served as the Funds' independent auditor since the Funds' inception on January 5, 1995 (May 1, 1997 for the USAA Life Aggressive Growth Fund). From that date through the year ended December 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Funds' independent auditor and through June 21, 2002, there were no disagreements between the Funds and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

                                    ________
                                      A-38

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           (Continued)              JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
9) FINANCIAL HIGHLIGHTS
   PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   USAA LIFE AGGRESSIVE GROWTH FUND
                                           ===============================================================================
                                            SIX-MONTH                                                         EIGHT-MONTH
                                           PERIOD ENDED                YEAR ENDED DECEMBER 31,               PERIOD ENDED
                                             JUNE 30,      ------------------------------------------------   DECEMBER 31,
                                              2002           2001         2000         1999         1998         1997*
                                           ---------       --------     --------     --------     --------    -----------
Net asset value at beginning of period      $  15.82       $  20.67     $  25.03     $  13.87     $  11.70      $  10.00
                                            --------       --------     --------     --------     --------      --------
Income (loss) from investment operations:
   Net investment loss                          (.04)(a)       (.06)(a)     (.05)(a)     (.07)(a)     (.05)(a)      (.01)(a)
   Net realized and unrealized gain (loss)     (3.01)         (4.78)       (3.81)       13.06         2.39          1.83
                                            --------       --------     --------     --------     --------      --------
Total from investment operations               (3.05)         (4.84)       (3.86)       12.99         2.34          1.82
                                            --------       --------     --------     --------     --------      --------
Less distributions:
   From realized capital gains                     -           (.01)        (.50)       (1.83)        (.17)         (.12)
                                            --------       --------     --------     --------     --------      --------
Net asset value at end of period            $  12.77       $  15.82     $  20.67     $  25.03     $  13.87      $  11.70
                                            ========       ========     ========     ========     ========      ========
Total return (%) **                           (19.34)        (23.44)      (15.43)       94.34        20.14         18.26
Net assets at end of period (000)           $ 19,765       $ 25,804     $ 69,242     $ 58,751     $ 29,201      $ 42,545
Ratio of expenses to average net assets (%)      .72(b,c)       .70          .70          .70          .70           .70(b)
Ratio of expenses to average net assets,
   excluding reimbursements (%)                 1.17(b,c)      1.03          .76          .94          .84           .85(b)
Ratio of net investment loss
   to average net assets (%)                    (.50)(b)       (.33)        (.20)        (.43)        (.41)         (.15)(b)
Portfolio turnover (%)                        136.35         116.09        23.51        56.63        50.48         73.77

                                                                         USAA LIFE DIVERSIFIED ASSETS FUND
                                            =============================================================================
                                              SIX-MONTH                       YEAR ENDED DECEMBER 31,
                                             PERIOD ENDED   -----------------------------------------------------------
                                            JUNE 30, 2002     2001          2000        1999        1998        1997
                                            -------------   --------      --------    --------    --------    --------
Net asset value at beginning of period      $   12.96       $  12.90      $  12.41    $  15.07    $  14.48    $  12.95
                                            ---------       --------      --------    --------    --------    --------
Income (loss) from investment operations:
   Net investment income                          .20(a)         .42(a,d)      .49         .52         .55         .50
   Net realized and unrealized gain (loss)      (1.06)          1.28(d)        .01         .64         .85        2.14
                                            ---------       --------      --------    --------    --------    --------
Total from investment operations                 (.86)          1.70           .50        1.16        1.40        2.64
                                            ---------       --------      --------    --------    --------    --------
Less distributions:
   From net investment income                    (.33)          (.48)         (.01)       (.52)       (.55)       (.50)
   From realized capital gains                   (.63)         (1.16)            -       (3.30)       (.26)       (.61)
                                            ---------       --------      --------    --------    --------    --------
Total distributions                              (.96)         (1.64)         (.01)      (3.82)       (.81)      (1.11)
                                            ---------       --------      --------    --------    --------    --------
Net asset value at end of period            $   11.14       $  12.96      $  12.90    $  12.41    $  15.07    $  14.48
                                            =========       ========      ========    ========    ========    ========
Total return (%) **                             (7.12)         13.36          4.02        7.58        9.63       20.70
Net assets at end of period (000)           $  45,703       $ 42,863      $ 33,610    $ 39,973    $ 60,570    $ 48,212
Ratio of expenses to average net assets (%)       .35(b)         .35           .35         .35         .35         .35
Ratio of expenses to average net assets
   excluding reimbursements (%)                   .54(b)         .59           .60         .50         .45         .42
Ratio of net investment income
   to average net assets (%)                     3.28(b)        3.26(d)       3.70        3.37        3.72        4.02
Portfolio turnover (%)                          35.83          41.62         61.98       38.75       29.67       19.19

*   Fund commenced operations May 1, 1997.
** Assumes reinvestment of all dividend income and capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.
(d) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. This change had no impact on these amounts.

                                    ________
                                      A-39

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                           (Continued)              JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

9) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      USAA LIFE GROWTH AND INCOME FUND
                                              ============================================================================
                                               SIX-MONTH                         YEAR ENDED DECEMBER 31,
                                              PERIOD ENDED   -------------------------------------------------------------
                                             JUNE 30, 2002      2001        2000         1999         1998         1997
                                             -------------   ----------  ----------   ----------   ----------   ----------
Net asset value at beginning of period        $    17.09     $   19.39   $    18.75   $    18.15   $    17.98   $    15.06
                                              ----------     ---------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income                             .10           .24          .18          .27          .28          .28
   Net realized and unrealized gain (loss)         (2.21)        (1.27)         .51         2.39          .97         3.68
                                              ----------     ---------   ----------   ----------   ----------   ----------
Total from investment operations                   (2.11)        (1.03)         .69         2.66         1.25         3.96
                                              ----------     ---------   ----------   ----------   ----------   ----------
Less distributions:
   From net investment income                       (.24)         (.27)        (.01)        (.27)        (.28)        (.27)
   From realized capital gains                      (.42)        (1.00)        (.04)       (1.79)        (.80)        (.77)
                                              ----------     ---------   ----------   ----------   ----------   ----------
Total distributions                                 (.66)        (1.27)        (.05)       (2.06)       (1.08)       (1.04)
                                              ----------     ---------   ----------   ----------   ----------   ----------
Net asset value at end of period              $    14.32     $   17.09   $    19.39   $    18.75   $    18.15   $    17.98
                                              ==========     =========   ==========   ==========   ==========   ==========
Total return (%)*                                 (12.66)        (5.89)        3.70        14.67         6.93        26.43
Net assets at end of period (000)             $   59,386     $  70,512   $   77,746   $   84,112   $  100,438   $   85,750
Ratio of expenses to average net assets (%)          .35(b)        .35          .35          .35          .35          .34
Ratio of expenses to average net assets
   excluding reimbursements (%)                      .43(b)        .42          .40          .37          .37          n/a
Ratio of net investment income
   to average net assets (%)                        1.19(b)       1.31         1.36         1.31         1.55         1.80
Portfolio turnover (%)                              5.21         25.63        20.19        19.50        37.75        20.26

                                                                        USAA LIFE INCOME FUND
                                           ===============================================================================
                                             SIX-MONTH                         YEAR ENDED DECEMBER 31,
                                            PERIOD ENDED    --------------------------------------------------------------
                                           JUNE 30, 2002       2001           2000        1999         1998        1997
                                           -------------    ---------      ----------  ----------   ----------  ----------
Net asset value at beginning of period      $    10.61      $   10.43      $     9.14  $    10.89   $    10.96  $    10.51
                                            ----------      ---------      ----------  ----------   ----------  ----------
Income (loss) from investment operations:
   Net investment income                           .38            .68(a,d)        .70         .96          .66         .75
   Net realized and unrealized gain (loss)        (.17)           .04(d)          .59       (1.52)         .35         .46
                                            ----------      ---------      ----------  ----------   ----------  ----------
Total from investment operations                   .21            .72            1.29        (.56)        1.01        1.21
                                            ----------      ---------      ----------  ----------   ----------  ----------
Less distributions:
   From net investment income                     (.62)          (.54)              -        (.96)        (.66)       (.76)
   From realized capital gains                       -              -               -        (.23)        (.42)          -
                                            ----------      ---------      ----------  ----------   ----------  ----------
Total distributions                               (.62)          (.54)              -       (1.19)       (1.08)       (.76)
                                            ----------      ---------      ----------  ----------   ----------  ----------
Net asset value at end of period            $    10.20      $   10.61      $    10.43  $     9.14   $    10.89  $    10.96
                                            ==========      =========      ==========  ==========   ==========  ==========
Total return (%)*                                 2.14           7.21           14.00       (5.17)        9.17       11.60
Net assets at end of period (000)           $   21,502      $  23,236      $   13,500  $   16,221   $   41,249  $   28,246
Ratio of expenses to average net assets (%)        .36(b,c)       .35             .35         .35          .35         .35
Ratio of expenses to average net assets
   excluding reimbursements (%)                    .78(b,c)       .85            1.15         .68          .55         .52
Ratio of net investment income
   to average net assets (%)                      6.07(b)        6.32(d)         6.98        6.56         6.62        7.16
Portfolio turnover (%)                           13.58          55.79           68.10       41.36        61.79       30.77

* Assumes reinvestment of all dividend income and capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.
(d) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 6.31%. None of the other numbers would have changed.

                                    ________
                                      A-40

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                   (Continued)                      JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

9) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       USAA LIFE WORLD GROWTH FUND
                                           =========================================================================
                                            SIX-MONTH                         YEAR ENDED DECEMBER 31,
                                           PERIOD ENDED     --------------------------------------------------------
                                           JUNE 30, 2002      2001        2000        1999         1998       1997
                                           -------------    --------    --------    --------     --------   --------
Net asset value at beginning of period      $   10.98       $  13.41    $  15.97    $  14.37     $  13.34   $  12.77
                                            ---------       --------    --------    --------     --------   --------
Income (loss) from investment operations:
   Net investment income                          .08            .13         .12         .13          .16        .17
   Net realized and unrealized gain (loss)       (.76)         (2.43)      (1.75)       4.30         1.37       1.62
                                            ---------       --------    --------    --------     --------   --------
Total from investment operations                 (.68)         (2.30)      (1.63)       4.43         1.53       1.79
                                            ---------       --------    --------    --------     --------   --------
Less distributions:
   From net investment income                    (.01)          (.13)       (.12)       (.13)        (.16)      (.17)
   From realized capital gains                      -              -        (.81)      (2.70)        (.34)     (1.05)
                                            ---------       --------    --------    --------     --------   --------
Total distributions                              (.01)          (.13)       (.93)      (2.83)        (.50)     (1.22)
                                            ---------       --------    --------    --------     --------   --------
Net asset value at end of period            $   10.29       $  10.98    $  13.41    $  15.97     $  14.37   $  13.34
                                            =========       ========    ========    ========     ========   ========
Total return (%)*                               (6.22)        (17.15)     (10.34)      30.93        11.46      14.08

Net assets at end of period (000)           $  22,921       $ 25,234    $ 33,262    $ 33,918     $ 42,080   $ 39,510
Ratio of expenses to average net assets (%)       .66(a,b)       .65         .65         .65          .65        .59
Ratio of expenses to average net assets
   excluding reimbursements (%)                  1.51(a,b)      1.11         .83         .75          .66        n/a
Ratio of net investment income
   to average net assets (%)                     1.49(a)         .99         .82         .91         1.09       1.20
Portfolio turnover (%)                          15.08          49.27       38.37       29.62        55.47      48.89

* Assumes reinvestment of all dividend income and capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.

                                    ________
                                      A-41